ANCORA

PROSPECTUS

THE ANCORA FAMILY OF MUTUAL FUNDS:

CLASS C  CLASS I  CLASS S

ANCORA INCOME FUND

ANICX    AAIIX    ANISX

ANCORA EQUITY FUND

ANQCX    ANQIX    ANQSX

ANCORA/THELEN SMALL-MID CAP FUND

AATCX    AATIX    AATSX

ANCORA MICROCAP FUND

ANCCX    ANCIX    ANCSX

ANCORA SPECIAL OPPORTUNITY FUND

ANSCX    ANSIX    ANSSX

August 1, 2014

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representations to the contrary is a criminal offense.

TABLE OF CONTENTS

Page

FUND SUMMARIES

3

ANCORA INCOME FUND

3

ANCORA EQUITY FUND

7

ANCORA/THELEN SMALL-MID CAP FUND

10

ANCORA MICROCAP FUND

13

ANCORA SPECIAL OPPORTUNITY FUND

16

FUND DETAILS

20

TEMPORARY DEFENSIVE POSITIONS

20

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

20

INVESTMENT ADVISOR

20

PORTFOLIO MANAGERS

21

CHOOSING A CLASS OF SHARES

21

DISTRIBUTION (12B-1) AND SERVICE FEES

22

PURCHASING YOUR SHARES

22

SELLING (REDEEMING) YOUR SHARES

24

EXCESSIVE TRADING PRACTICES

26

DIVIDENDS, DISTRIBUTIONS

26

GENERAL INFORMATION

27

FINANCIAL HIGHLIGHTS

27

DESCRIPTION OF BOND RATINGS

Appendix A

FUND SUMMARIES

ANCORA INCOME FUND

(Class C, Class I and Class S Shares)

Investment Objective

Ancora Income Fund (the “Fund”) has an investment objective of obtaining a high level of income, with a secondary objective of capital appreciation in the value of its shares.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Class C	Class I	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee (as a percentage of amount redeemed on shares held less than 90 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class C	Class I	Class S (4)
Management Fees	1.00%	1.00%	1.00%
Distribution/Service (12b-1) Fees	0.50%	0.00%	0.00%
Other Expenses	0.45%	0.45%	0.45%
Acquired Fund Fees and Expenses(1)	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses	2.21%	1.71%	1.71%
Fee Waiver(2)	(0.00%)(3)	(0.165%)	(0.46%)
Total Annual Fund Operating Expenses After Fee Waiver(2)	2.21%	1.545%	1.25%

(1)

These fees and expenses are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this Prospectus.

(2)

The Advisor and the Trust have entered into a fee waiver agreement whereby the Advisor has contractually agreed to waive a portion of its fees in order to limit total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and dividend expenses relating to short sales, interest, taxes, and brokerage commissions) to 2.00% for Class C shares, 1.285% for Class I shares and 0.99% for Class S shares.  These fee waivers will remain in effect until at least August 1, 2015 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders.  The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee.  No recoupment will occur except to the extent that the Fund’s expenses, together with the amount recovered, do not exceed the applicable expense limitation.  See “Fund Details – Investment Advisor” for details on this fee waiver agreement.

(3)

The Fee Waiver for Class C shares was (0.00%) because the Total Annual Fund Operating Expenses excluding the Acquired Fund Fees and Expenses was less than 2.00%.

(4)

Other Expenses and Acquired Fund Fees and Expenses for Class S shares are based on estimated amounts.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  This Example also assumes that your investment has a 5% annual return, maximum sales charges are applied and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Ancora Income Fund	1 Year	3 Years	5 Years	10 Years
Class C Shares	$224	$691	$1,185	$2,544
Class I Shares	$174	$539	$928	$2,019
Class S Shares	$174	$539	$928	$2,019

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During 2013, the Fund’s portfolio turnover rate was 122.34% of the average value of its whole portfolio.

3

Principal Investment Strategies

The Fund pursues its income objective by investing primarily in income-producing securities (such as debt securities, preferred stocks, high dividend-bearing common shares and common and preferred shares of closed-end investment companies (also known as “closed-end funds”) having portfolios consisting primarily of income-producing securities). Under normal circumstances, at least 80% of the assets of the Fund will be invested in income-producing securities.  Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares (“convertible securities”).  The Fund will pursue its capital appreciation objective by investing in shares of closed-end funds and convertible securities of large, small and mid-sized companies.  The Fund will invest only in securities of companies with market capitalizations of more than $500 million, except that the Fund may invest in closed-end funds with market capitalizations of less than that amount.

The Fund will alter the composition of its portfolio as economic and market trends change. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline.  The Fund may invest in debt securities of any maturity, but average maturity generally will not exceed 15 years.

In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor’s Corporation rating service, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound.  The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor’s Corporation and/or (ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower.  Securities rated lower than BBB by Standard & Poor’s, sometimes referred to as “junk bonds,” are usually considered lower-rated securities and have speculative characteristics.  Please refer to Appendix A of this Prospectus for a description of these ratings.

In selecting closed-end funds for the Fund, the Advisor will invest in closed-end funds which, in choosing corporate debt securities in which they invest, adhere to ratings criteria no less strict than those followed by the Fund in selecting its direct investments that incorporate debt securities.  Such closed-end funds may invest in debt securities of United States or foreign issuers.

Principal Risks

Volatility.  The value of securities in the Fund’s portfolio may go down.  The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, the Fund’s share price may decline and investors could lose their money.

Debt Securities Risks.  The Fund’s portfolio will also be exposed to the following additional risks in connection with its investments in debt securities and in closed-end funds which invest primarily in debt securities:

•

An issuer of debt securities may default (fail to repay interest and principal when due).  If an issuer defaults or the risk of such default is perceived to have increased, the Fund will lose all or part of its investment.  The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase.

•

Securities rated below investment grade, also known as junk bonds, are speculative and generally entail greater risks than investment grade securities.  For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

Interest Rate Risk.  Prices of debt securities and other fixed income securities may fall in response to interest rate changes for similar securities.  Generally, when interest rates rise, prices of debt securities and other fixed income securities fall.  The net asset value of the Fund may decrease during periods of rising interest rates.

Closed-End Funds.  The shares of many closed-end funds frequently trade at a price per share which is less than the net asset value per share, the difference representing the “market discount” of such shares. The Fund purchases shares of closed-end funds which trade at a market discount.  However, there can be no assurance that the market discount on shares of any closed-end fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund’s shares.

The closed-end funds in which the Fund invests typically pay an advisory fee for the management of their portfolios, as well as other expenses.  Therefore, the investment by the Fund in closed-end funds often results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication.

In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above in “Debt Securities Risks.”

Also, certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers.  Such investments involve the following additional risks:

•

Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund’s net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gain, if any, to be distributed to shareholders by the closed-end fund.  If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund’s assets denominated in that currency will decrease.  Although these closed-end funds may enter into “hedging” transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund’s portfolio remains subject to this risk of loss.

4

There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets.  All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.

Large Companies.  Larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive changes caused by technology or consumer preferences.

Small and Mid-Cap Companies.  The principal risks of investing in the Fund include the risks of investing in equity securities.  The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market and financial conditions.  The small and mid cap companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies.  Also, securities of these companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it advisable to do so.  As a result of these factors, securities of these small and mid cap companies may expose shareholders of the Fund to above average risk.

Annual Total Return

The bar chart and table provide some indication of the risks of an investment in the Fund by showing its performance from year to year and how Fund returns compare to a broad measure of market performance.  Past performance (before and after taxes) does not indicate how the Fund will perform in the future.  Updated performance information with respect to the Fund is available at www.ancorafunds.com.

Total Returns as of 12/31 For Class I Shares

During the period shown in the bar chart, the highest return for a quarter was 18.51% (quarter ended June 30, 2009) and the lowest return for a quarter was –15.0% (quarter ended September 30, 2008).  Updated performance information is available at the Fund’s internet site at www.ancorafunds.com.

Average Annual Total Returns (for the period ended December 31, 2013)

After-tax returns assume the highest historical federal marginal income and capital gains tax rates and do not reflect the effect of state and local taxes.  The after tax returns included in the table are only for Class I Shares.  After tax returns for Class C Shares and Class S Shares will vary from those for Class I Shares.  After tax returns depend on an investor’s tax situation and may differ from those shown.  After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

	1 Year	5 Years	Life of Fund*
Class I Shares
Return Before Taxes	(2.71)%	9.58%	4.61%
Return After Taxes on Distributions	(5.75)%	6.81%	2.20%
Return After Taxes on Distributions and Sale of Fund Shares	(1.50)%	6.51%	2.65%
Class C Shares
Return Before Taxes	(3.51)%	9.18%	4.29%
Barclay’s Aggregate Index (reflects no deduction for fees, expenses, or taxes)	(2.02)%	4.29%	4.43%

*From January 5, 2004 (inception of operations)

Performance information for Class S shares is not shown because Class S shares were not offered prior to the date of this prospectus.  Class S would have substantially similar returns to those shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

5

Investment Advisor

Ancora Advisors LLC

Portfolio Manager

Richard A. Barone, Chairman of the Fund and Manager of Ancora Advisors LLC, has managed the Fund since 2004.

Purchase and Sale of Fund Shares

Minimum Initial Investment
Class C: $5,000 Class I: $5,000 Class S $1,500,000* Minimum Additional Investment All Classes: $1,000

Class I shares are available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

You may buy and sell (redeem) shares in the Fund on a day when the New York Stock Exchange is open for regular trading.  Shares may be purchased and sold directly from the Fund or through your financial advisor or financial institution.  For more information about buying and selling shares, see the sections “Purchasing Your Shares” and “Selling (Redeeming) Your Shares” in the Fund’s Prospectus or call 1.866.626.2672.

* Investors that do not meet the $1,500,000 minimum will nonetheless be permitted to purchase Class S shares if such investors participate in a financial intermediary platform that has committed to aggregate investments in the Fund in excess of $100,000,000 (or such lesser amount permitted by the Trust with respect to such platform), as further described in the prospectus.

Dividends, Capital Gains, and Taxes

The Fund’s distributions are taxable, and will be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Shares that are held in a tax-deferred account may be taxed when they are withdrawn from the tax-deferred account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

6

ANCORA EQUITY FUND

(Class C, Class I and Class S Shares)

Investment Objective

The investment objective of Ancora Equity Fund (the “Fund”) is obtaining a high total return, through a combination of income and capital appreciation in the value of its shares.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Class C	Class I	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee (as a percentage of amount redeemed on shares held less than 90 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class C	Class I	Class S (3)
Management Fees	1.00%	1.00%	1.00%
Distribution/Service (12b-1) Fees	0.75%	0.00%	0.00%
Other Expenses	0.79%	0.79%	0.79%
Acquired Fund Fees and Expenses(1)	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	2.72%	1.97%	1.97%
Fee Waiver (2)	(0.00%)	(0.00%)	(0.80%)
Total Annual Fund Operating Expenses After Fee Waiver (2)	2.72%	1.97%	1.17%

(1)

These fees and expenses are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this Prospectus.

(2)

The Advisor and the Trust have entered into a fee waiver agreement whereby the Advisor has contractually agreed to waive a portion of its fees in order to limit total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and dividend expenses relating to short sales, interest, taxes, and brokerage commissions) to 0.99% for Class S shares.  These fee waivers will remain in effect until at least August 1, 2015 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders.  The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee.  No recoupment will occur except to the extent that the Fund’s expenses, together with the amount recovered, do not exceed the applicable expense limitation.  See “Fund Details – Investment Advisor” for details on this fee waiver agreement.

(3)

Other Expenses and Acquired Fund Fees and Expenses for Class S shares are based on estimated amounts.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  This Example also assumes that your investment has a 5% annual return, maximum sales charges are applied and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Ancora Equity Fund	1 Year	3 Years	5 Years	10 Years
Class C Shares	$275	$844	$1,440	$3,051
Class I Shares	$200	$618	$1,062	$2,296
Class S Shares	$200	$618	$1,062	$2,296

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During 2013, the Fund’s portfolio turnover rate was 28.54% of the average value of its whole portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing in publicly traded equity securities (such as common stock, preferred stock and securities convertible into common or preferred stock), including equity securities of closed-end funds.  Under normal circumstances, at least 80% of the assets of the Fund will be invested in equity securities.

7

The Fund emphasizes a blended value and growth style of investing.  The Fund intends to invest primarily in companies that are leaders in their industries or have products and services that are dominant in the marketplace.  Under normal circumstances, at least 80% of the assets of the Fund will be invested in equity securities of companies that have market capitalizations of $5 billion or more.  Subject to this requirement, the Fund will invest in small, mid and large cap companies.  However, in determining whether a company is a leader in its industry or has products or service that are dominant in the marketplace, the Fund will not focus exclusively on market capitalization, but will consider other factors such as market share and whether a company has developed products or services that are unique and generally accepted in their markets.

The Fund may also invest in common and preferred shares of closed-end investment companies (also known as “closed-end funds”).

Principal Risks

Volatility.  The value of securities in the Fund’s portfolio may go down.  The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations.  Consequently, the Fund’s share price may decline and investors could lose their money.

Large Companies.  Significant investment in large companies creates various risks for the Fund.  For instance, larger, more established companies tend to operate in mature markets, which often are very competitive.  Larger companies also do not tend to respond quickly to competitive changes caused by technology or consumer preferences.

Small and Mid-Cap Companies.  The principal risks of investing in the Fund include the risks of investing in equity securities.  The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market and financial conditions.  The small and mid cap companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies.  Also, securities of these companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it advisable to do so.  As a result of these factors, securities of these small and mid cap companies may expose shareholders of the Fund to above average risk.

Closed-End Funds.  The shares of many closed-end funds frequently trade at a price per share which is less than the net asset value per share, the difference representing the “market discount” of such shares. The Fund purchases shares of closed-end funds which trade at a market discount.  However, there can be no assurance that the market discount on shares of any closed-end fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund’s shares.

The closed-end funds in which the Fund invests typically pay an advisory fee for the management of their portfolios, as well as other expenses.  Therefore, the investment by the Fund in closed-end funds often results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication.

Annual Total Return

The bar chart and table provide some indication of the risks of an investment in the Fund by showing its performance from year to year and how Fund returns compare to a broad measure of market performance.  Past performance (before and after taxes) does not indicate how the Fund will perform in the future.  Updated performance information with respect to the Fund is available at www.ancorafunds.com.

Total Returns as of 12/31 For Class I Shares

During the period shown in the bar chart, the highest return for a quarter was 22.73% (quarter ended June 30, 2009) and the lowest return for a quarter was –21.1% (quarter ended December 31, 2008).  Updated performance information is available at the Fund’s internet site at www.ancorafunds.com.

8

Average Annual Total Returns (for the period ended December 31, 2013)

After-tax returns assume the highest historical federal marginal income and capital gains tax rates and do not reflect the effect of state and local taxes.  The after tax returns included in the table are only for Class I Shares.  After tax returns for Class C Shares and Class S Shares will vary from those for Class I Shares.  After tax returns depend on an investor’s tax situation and may differ from those shown.  After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

	1 Year	5 Years	Life of Fund*
Class I Shares
Return Before Taxes	32.48%	14.88%	6.51%
Return After Taxes on Distributions	32.48%	14.89%	5.99%
Return After Taxes on Distributions and Sale of Fund Shares	18.38%	12.01%	5.17%
Class C Shares
Return Before Taxes	31.47%	14.30%	5.95%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%	7.44%

*From January 5, 2004 (inception of operations)

Performance information for Class S shares is not shown because Class S shares were not offered prior to the date of this prospectus.  Class S would have substantially similar returns to those shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

Investment Advisor

Ancora Advisors LLC

Portfolio Manager

Richard A. Barone, Chairman of the Fund and Manager of Ancora Advisors LLC, has managed the Fund since 2004.

Purchase and Sale of Fund Shares

Minimum Initial Investment
Class C: $5,000 Class I: $5,000 Class S: $1,500,000* Minimum Additional Investment All Classes: $1,000

Class I shares are available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

You may buy and sell (redeem) shares in the Fund on a day when the New York Stock Exchange is open for regular trading.  Shares may be purchased and sold directly from the Fund or through your financial advisor or financial institution.  For more information about buying and selling shares, see the sections “Purchasing Your Shares” and “Selling (Redeeming) Your Shares” in the Fund’s Prospectus or call 1.866.626.2672.

* Investors that do not meet the $1,500,000 minimum will nonetheless be permitted to purchase Class S shares if such investors participate in a financial intermediary platform that has committed to aggregate investments in the Fund in excess of $100,000,000 (or such lesser amount permitted by the Trust with respect to such platform), as further described in the prospectus.

Dividends, Capital Gains, and Taxes

The Fund’s distributions are taxable, and will be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Shares that are held in a tax-deferred account may be taxed when they are withdrawn from the tax-deferred account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

9

ANCORA/THELEN SMALL-MID CAP FUND

(Class C, Class I and Class S Shares)

Investment Objective

The investment objective of Ancora/Thelen Small-Mid Cap Fund (the “Fund”) is to obtain capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Class C	Class I	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee (as a percentage of amount redeemed on shares held less than 90 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class C	Class I	Class S (3)
Management Fees	1.00%	1.00%	1.00%
Distribution/Service (12b-1) Fees	0.75%	0.00%	0.00%
Other Expenses	0.43%	0.46%	0.46%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.19%	1.47%	1.47%
Fee Waiver(2)	0.00%	(0.07%)	(0.47%)
Total Annual Fund Operating Expenses After Fee Waiver(2)	2.19%	1.40%	1.00%

(1)

These fees and expenses are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this Prospectus.

(2)

The Advisor and the Trust have entered into a fee waiver agreement whereby the Advisor has contractually agreed to waive a portion of its fees in order to limit total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and dividend expenses relating to short sales, interest, taxes, and brokerage commissions) to 1.39% for Class I shares and 0.99% for Class S shares.  This fee waiver will remain in effect until at least August 1, 2015 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders.  The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee.  No recoupment will occur except to the extent that the Fund’s expenses, together with the amount recovered, do not exceed the applicable expense limitation.  See “Fund Details – Investment Advisor” for details on this fee waiver agreement.

(3)

Other Expenses and Acquired Fund Fees and Expenses for Class S shares are based on estimated amounts.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  This Example also assumes that your investment has a 5% annual return, maximum sales charges are applied and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Ancora/Thelen Small-Mid Cap Fund	1 Year	3 Years	5 Years	10 Years
Class C Shares	$225	$694	$1,190	$2,554
Class I Shares	$150	$465	$803	$1,757
Class S Shares	$150	$465	$803	$1,757

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During 2013, the Fund’s portfolio turnover rate was 46.72% of the average value of its whole portfolio.

Principal Investment Strategies

The Fund normally will invest at least 80% of its net assets in the equity securities of “small to mid cap” companies.  Currently, the Fund defines a small to mid-cap company to be one whose market capitalization either falls within the capitalization range of the Russell 2500 Index, an index that tracks stocks of 2,500 of the smallest U.S. companies, or is $10 billion or less at the time of

10

investment.  Equity securities include preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity.

In deciding which securities to buy and sell, the Advisor seeks to identify securities of smaller companies that it believes are undervalued by the market. The Advisor will consider, among other things, price-to-earnings, price-to-book and price-to-cash flow ratios. The Fund’s investments may include companies that are going through a corporate restructuring, companies that have recently been spun off from a parent, companies that the Advisor believes have a competitive advantage but the stock is temporarily mispriced and companies that do not have significant research written or are considered to be underfollowed by Wall Street firms. In addition to considering the research analysts’ sector-specific recommendations and other factors, the Advisor employs quantitative analysis to evaluate the analysts’ recommendations and construct the Fund’s investment portfolio. Sell decisions are made when there is deterioration in fundamentals, a stock reaches a target price or a more attractive opportunity is found.

Principal Risks

Volatility.  The value of securities in the Fund’s portfolio may go down.  The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations.  Consequently the Fund’s share price may decline and you could lose money.

Speculative Nature.  The Fund intends to invest in securities that are more speculative than other securities and, therefore, subject to a substantial decline or total loss in value.  Because of the speculative nature of these securities, shareholders of the Fund are exposed to a high degree of risk.

Small and Mid-Cap Companies.  The principal risks of investing in the Fund include the risks of investing in equity securities.  The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market and financial conditions.  The small and mid cap companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies.  Also, securities of these companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it advisable to do so.  As a result of these factors, securities of these small and mid cap companies may expose shareholders of the Fund to above average risk.

Value Investing Risk.  Value investing attempts to identify companies selling at a discount to their intrinsic value.  Value investing presents the risk that the holdings or securities may never reach their full market value because the market fails to recognize what the portfolio manager considers the true business value or because the portfolio manager has misjudged those values. In addition, value investing may fall out of favor and underperform growth or other style investing during given periods.

Annual Total Return

The bar chart and table gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.  Past performance (before and after taxes) does not indicate how the Fund will perform in the future.  Updated performance information with respect to the Fund is available at www.ancorafunds.com.

Total Returns as of 12/31 For Class I Shares

During the period shown in the bar chart, the highest return for a quarter was 11.70% (quarter ended December 31, 2013) and the lowest return for a quarter was 3.98% (quarter ended June 30, 2013).  Updated performance information is available at the Fund’s internet site at www.ancorafunds.com.

Average Annual Total Returns (for the period ended December 31, 2013)

After-tax returns assume the highest historical federal marginal income and capital gains tax rates and do not reflect the effect of state and local taxes.  The after tax returns included in the table are only for Class I Shares.  After tax returns for Class C Shares and Class S Shares will vary from those for Class I Shares.  After tax returns depend on an investor’s tax situation and may differ

11

from those shown.  After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Life of Fund*
Class I Shares
Return Before Taxes	34.04%
Return After Taxes on Distributions	33.35%
Return After Taxes on Distributions and Sale of Fund Shares	19.40%
Class C Shares
Return Before Taxes	32.84%
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)	33.36%

*From January 2, 2013 (inception of operations)

Performance information for Class S shares is not shown because Class S shares were not offered prior to the date of this prospectus.  Class S would have substantially similar returns to those shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

Investment Advisor

Ancora Advisors LLC

Portfolio Manager

Dan Thelen, a portfolio manager with Ancora Advisors LLC, has managed the Fund since its inception in 2013.

Purchase and Sale of Fund Shares

Minimum Initial Investment
Class C: $5,000 Class I: $5,000 Class S: $1,500,000* Minimum Additional Investment All Classes: $1,000

Class I shares are available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

You may buy and sell (redeem) shares in the Fund on a day when the New York Stock Exchange is open for regular trading.  Shares may be purchased and sold directly from the Fund or through your financial advisor or financial institution.  For more information about buying and selling shares, see the sections “Purchasing Your Shares” and “Selling (Redeeming) Your Shares” in the Fund’s Prospectus or call 1.866.626.2672.

* Investors that do not meet the $1,500,000 minimum will nonetheless be permitted to purchase Class S shares if such investors participate in a financial intermediary platform that has committed to aggregate investments in the Fund in excess of $100,000,000 (or such lesser amount permitted by the Trust with respect to such platform), as further described in the prospectus.

Dividends, Capital Gains, and Taxes

The Fund’s distributions are taxable, and will be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Shares that are held in a tax-deferred account may be taxed when they are withdrawn from the tax-deferred account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

12

ANCORA MICROCAP FUND

(Class C, Class I and Class S Shares)

Investment Objective

The investment objective of Ancora MicroCap Fund (the “Fund”) is to obtain capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Class C	Class I	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee (as a percentage of amount redeemed on shares held less than 90 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class C	Class I	Class S (3)
Management Fees	1.00%	1.00%	1.00%
Distribution/Service (12b-1) Fees	0.75%	0.00%	0.00%
Other Expenses	0.83%	0.83%	0.83%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.59%	1.84%	1.84%
Fee Waiver(2)	0.00%	(0.23%)	(0.84%)
Total Annual Fund Operating Expenses After Fee Waiver(2)	2.59%	1.61%	1.00%

(1)

These fees and expenses are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this Prospectus.

(2)

  The Advisor and the Trust have entered into a fee waiver agreement whereby the Advisor has contractually agreed to waive a portion of its fees in order to limit total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and dividend expenses relating to short sales, interest, taxes, and brokerage commissions) to 1.60% for Class I shares and 0.99% for Class S shares.  This fee waiver will remain in effect until at least August 1, 2015 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders.  The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee.  No recoupment will occur except to the extent that the Fund’s expenses, together with the amount recovered, do not exceed the applicable expense limitation.  See Fund Details – Investment Advisor for details on this fee waiver agreement.

(3)

Other Expenses and Acquired Fund Fees and Expenses for Class S shares are based on estimated amounts.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  This Example also assumes that your investment has a 5% annual return, maximum sales charges are applied and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Ancora MicroCap Fund	1 Year	3 Years	5 Years	10 Years
Class C Shares	$262	$805	$1,375	$2,925
Class I Shares	$187	$579	$995	$2,159
Class S Shares	$187	$579	$995	$2,159

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During 2013, the Fund’s portfolio turnover rate was 23.02% of the average value of its whole portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the assets of the Fund will be invested in equity securities of companies whose equity securities have a total market value of under $500,000,000.  Equity securities consist of common stock, preferred stock and securities convertible into common or preferred stock.  The Fund emphasizes a “value” style of investing.  In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors.  For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered

13

attractive investments.  Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.  As a result of its focus on small companies and its intent to take short-term positions in certain equity securities, this Fund may be considered to be more “aggressive” than other mutual funds having a “value” style of investing.

Principal Risks

Volatility.  The value of securities in the Fund’s portfolio may go down.  The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations.  Consequently the Fund’s share price may decline and you could lose money.

Speculative Nature.  The Fund intends to invest in securities that are more speculative than other securities and, therefore, subject to a substantial decline or total loss in value.  Because of the speculative nature of these securities, shareholders of the Fund are exposed to a high degree of risk.

Micro Cap Companies.  The principal risks of investing in the Fund include the risks of investing in equity securities.  The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market and financial conditions.  The micro cap companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies.  Also, securities of these companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it advisable to do so.  As a result of these factors, securities of these micro cap companies may expose shareholders of the Fund to above average risk.

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value.  Value investing presents the risk that the holdings or securities may never reach their full market value because the market fails to recognize what the portfolio manager considers the true business value or because the portfolio manager has misjudged those values. In addition, value investing may fall out of favor and underperform growth or other style investing during given periods.

Annual Total Return

The bar chart and table provide some indication of the risks of an investment in the fund by comparing the Fund’s performance with a broad measure of market performance.  Updated performance information with respect to the Fund is available at www.ancorafunds.com.

Total Returns as of 12/31 For Class I Shares

During the period shown in the bar chart, the highest return for a quarter was 35.52% (quarter ended June 30, 2009) and the lowest return for a quarter was –18.32% (quarter ended September 30, 2011). Updated performance information is available at the Fund’s internet site at www.ancorafunds.com.

Average Annual Total Returns (for the period ended December 31, 2013)

After-tax returns assume the highest historical federal marginal income and capital gains tax rates and do not reflect the effect of state and local taxes.  The after tax returns included in the table are only for Class I Shares.  After tax returns for Class C Shares and Class S Shares will vary from those for Class I Shares.  After tax returns depend on an investor’s tax situation and may differ from those shown.  After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

	1 Year	5 Years	Life of Fund*
Class I Shares
Return Before Taxes	36.32%	24.26%	11.64%
Return After Taxes on Distributions	33.81%	23.24%	10.78%
Return After Taxes on Distributions and Sale of Fund Shares	22.23%	20.23%	9.46%
Class C Shares
Return Before Taxes	35.00%	23.73%	11.16%
Russell Microcap Index (reflects no deduction for fees, expenses, or taxes)	45.64%	21.06%	10.78%

*From September 2, 2008 (inception of operations)

14

Performance information for Class S shares is not shown because Class S shares were not offered prior to the date of this prospectus.  Class S would have substantially similar returns to those shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

Investment Advisor

Ancora Advisors LLC

Portfolio Manager

Denis J. Amato, Manager of Ancora Advisors LLC, has managed the Fund since 2008.

Purchase and Sale of Fund Shares

Minimum Initial Investment
Class C: $5,000 Class I: $5,000 Class S: $1,500,000* Minimum Additional Investment All Classes: $1,000

Class I shares are available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

You may buy and sell (redeem) shares in the Fund on a day when the New York Stock Exchange is open for regular trading.  Shares may be purchased and sold directly from the Fund or through your financial advisor or financial institution.  For more information about buying and selling shares, see the sections “Purchasing Your Shares” and “Selling (Redeeming) Your Shares” in the Fund’s Prospectus or call 1.866.626.2672.

* Investors that do not meet the $1,500,000 minimum will nonetheless be permitted to purchase Class S shares if such investors participate in a financial intermediary platform that has committed to aggregate investments in the Fund in excess of $100,000,000 (or such lesser amount permitted by the Trust with respect to such platform), as further described in the prospectus.

Dividends, Capital Gains, and Taxes

The Fund’s distributions are taxable, and will be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Shares that are held in a tax-deferred account may be taxed when they are withdrawn from the tax-deferred account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

15

ANCORA SPECIAL OPPORTUNITY FUND

(Class C, Class I and Class S Shares)

Investment Objective

The investment objective of Ancora Special Opportunity Fund (the “Fund”) is to obtain a high total return, through a combination of income and capital appreciation in the value of its shares.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Class C	Class I	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee (as a percentage of amount redeemed on shares held less than 90 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class C	Class I	Class S (3)
Management Fees	1.00%	1.00%	1.00%
Distribution/Service (12b-1) Fees	0.75%	0.00%	0.00%
Other Expenses	0.84%	0.84%	0.84%
Acquired Fund Fees and Expenses(1)	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses	3.05%	2.30%	2.30%
Fee Waiver(2)	0.00%	(0.00%)	(0.85%)
Total Annual Fund Operating Expenses After Fee Waiver(2)	3.05%	2.30%	1.45%

(1)

These fees and expenses are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this Prospectus.

(2)

  The Advisor and the Trust have entered into a fee waiver agreement whereby the Advisor has contractually agreed to waive a portion of its fees in order to limit total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and dividend expenses relating to short sales, interest, taxes, and brokerage commissions) to 1.60% for Class I shares and 0.99% for Class S shares.  This fee waiver will remain in effect until at least August 1, 2015 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders.  The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee.  No recoupment will occur except to the extent that the Fund’s expenses, together with the amount recovered, do not exceed the applicable expense limitation.  See Fund Details – Investment Advisor for details on this fee waiver agreement.

(3)

Other Expenses and Acquired Fund Fees and Expenses for Class S shares are based on estimated amounts.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  This Example also assumes that your investment has a 5% annual return, maximum sales charges are applied and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$308	$942	$1,601	$3,365
Class I Shares	$233	$718	$1,230	$2,636
Class S Shares	$233	$718	$1,230	$2,636

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During 2013, the Fund’s portfolio turnover rate was 113.99% of the average value of its whole portfolio.

Principal Investment Strategies

The Fund pursues its objective of obtaining a high total return by seeking out and investing in companies which the Advisor believes have the potential for superior returns.  Under normal circumstances, at least 80% of the assets of the Fund will be

16

invested in publicly traded equity securities of such companies (such as common stock, preferred stock and securities convertible into common or preferred stock), including equity securities of closed-end funds.

Examples of companies in which the Fund may invest include (i) companies which have lost significant market value, if the Advisor believes the fortunes of these companies may be more favorable in the future, (ii) companies which are undergoing financial restructuring or which may be repositioning themselves in the marketplace for their products or services, and (iii) companies having products or services which are new and untested or which may gain wider acceptance in the future.  Securities in the Fund will tend to be of companies with “micro” and small capitalizations (that is, with market capitalizations of less than $2 billion), but this will not be a requirement.

The Fund may also invest in common and preferred shares of closed-end investment companies (also known as “closed-end funds.”)

Principal Risks

Volatility.  The value of securities in the Fund’s portfolio may go down.  The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations.  Consequently, the Fund’s share price may decline and investors could lose their money.

Speculative Nature.  The Fund intends to invest in securities that are more speculative than other securities and, therefore, subject to a substantial decline or total loss in value.  Because of the speculative nature of these securities, shareholders of the Fund are exposed to a high degree of risk.

Small and Micro Cap Companies.  The principal risks of investing in the Fund include the risks of investing in equity securities.  The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market and financial conditions.  The small and micro cap companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies.  Also, securities of these companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it advisable to do so. As a result of these factors, securities of these small and micro cap companies may expose shareholders of the Fund to above average risk.

Closed-End Funds.  The shares of many closed-end funds frequently trade at a price per share which is less than the net asset value per share, the difference representing the “market discount” of such shares. The Fund purchases shares of closed-end funds which trade at a market discount.  However, there can be no assurance that the market discount on shares of any closed-end fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund’s shares.

The closed-end funds in which the Fund invests typically pay an advisory fee for the management of their portfolios, as well as other expenses.  Therefore, the investment by the Fund in closed-end funds often results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication.

Value Investing Risk.  Value investing attempts to identify companies selling at a discount to their intrinsic value.  Value investing presents the risk that the holdings or securities may never reach their full market value because the market fails to recognize what the portfolio manager considers the true business value or because the portfolio manager has misjudged those values. In addition, value investing may fall out of favor and underperform growth or other style investing during given periods.

Annual Total Return

The bar chart and table provide some indication of the risks of an investment in the Fund by showing its performance from year to year and how Fund returns compare to a broad measure of market performance.  Past performance (before and after taxes) does not indicate how the Fund will perform in the future.  Updated performance information with respect to the Fund is available at www.ancorafunds.com.

Total Returns as of 12/31 For Class I Shares

17

During the period shown in the bar chart, the highest return for a quarter was 46.86% (quarter ended June 30, 2009) and the lowest return for a quarter was –33.5% (quarter ended December 31, 2008). Updated performance information is available at the Fund’s internet site at www.ancorafunds.com.

Average Annual Total Returns (for the period ended December 31, 2013)

After-tax returns assume the highest historical federal marginal income and capital gains tax rates and do not reflect the effect of any applicable state and local taxes.  The after tax returns included in the table are only for Class I Shares.  After tax returns for Class C Shares and Class S Shares will vary from those for Class I Shares.  After tax returns depend on an investor’s tax situation and may differ from those shown.  After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

	1 Year	5 Years	Life of Fund*
Class I Shares
Return Before Taxes	31.32%	24.00%	6.65%
Return After Taxes on Distributions	30.95%	23.92%	5.79%
Return After Taxes on Distributions and Sale of Fund Shares	18.02%	19.83%	5.03%
Class C Shares
Return Before Taxes	30.21%	23.33%	6.09%
Wilshire 5000 Index (reflects no deduction for fees, expenses, or taxes)	33.10%	18.93%	7.94%

*From January 5, 2004 (inception of operations)

Performance information for Class S shares is not shown because Class S shares were not offered prior to the date of this prospectus.  Class S would have substantially similar returns to those shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

Investment Advisor

Ancora Advisors LLC

Portfolio Manager

Richard A. Barone, Chairman of the Fund and Manager of Ancora Advisors LLC, has managed the Fund since 2004.

Purchase and Sale of Fund Shares

Minimum Initial Investment
Class C: $5,000 Class I: $5,000 Class S: $1,500,000* Minimum Additional Investment All Classes: $1,000

Class I shares are available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

You may buy and sell (redeem) shares in the Fund on a day when the New York Stock Exchange is open for regular trading.  Shares may be purchased and sold directly from the Fund or through your financial advisor or financial institution.  For more information about buying and selling shares, see the sections “Purchasing Your Shares” and “Selling (Redeeming) Your Shares” in the Fund’s Prospectus or call 1.866.626.2672.

* Investors that do not meet the $1,500,000 minimum will nonetheless be permitted to purchase Class S shares if such investors participate in a financial intermediary platform that has committed to aggregate investments in the Fund in excess of $100,000,000 (or such lesser amount permitted by the Trust with respect to such platform), as further described in the prospectus.

Dividends, Capital Gains, and Taxes

The Fund’s distributions are taxable, and will be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Shares that are held in a tax-deferred account may be taxed when they are withdrawn from the tax-deferred account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

18

FUND DETAILS

TEMPORARY DEFENSIVE POSITIONS

In attempting to respond to adverse market, economic, political or other conditions, each Fund may take temporary defensive positions that are inconsistent with such Fund’s principal investment strategies, such as investing in cash or cash equivalents, high-quality short-term debt securities, money market instruments and money market mutual funds.  The taking of such a defensive position may adversely affect the ability of such Fund to achieve its investment objective.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings information is available in the Statement of Additional Information.

The Fund will disclose complete portfolio holdings information on the Fund's internet site at www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter.  The portfolio holdings information will be located through a prominent hyperlink on the right-hand side of such page on the Fund's internet site.  Such portfolio holdings information may then be disclosed to any person no earlier than one day after the day on which the information is posted on the Fund's internet site.  The complete portfolio information for each fiscal quarter will remain available on the Fund's internet site at least until the date on which the Fund files its Form N-Q or Form N-CSR with the Securities and Exchange Commission for the period that includes the date as of which the portfolio holdings information located on the Fund's internet site is current.

INVESTMENT ADVISOR

Each Fund since its inception has retained as its investment advisor Ancora Advisors LLC (the “Advisor”), 6060 Parkland Blvd., Mayfield Heights, Ohio 44124, an investment advisor established in 2003.  Since 2003, the Advisor has managed investments for individually managed accounts comprised of high net worth individuals, pension and profit sharing plans, charitable organizations and businesses, and has acted as sub-advisor for two mutual funds not affiliated with the Ancora Funds.  The Advisor also has been the advisor to four hedge funds, one since 2004, one since 2007, one since 2009 and one since 2013.

Subject to the supervision and direction of the Fund’s Board of Trustees, the Advisor, as investment advisor, manages the Fund’s assets in accordance with the stated policies of such Fund.  The Advisor makes investment decisions for the Fund and places the purchase and sale order for portfolio transactions.

For its services, the Advisor receives from each of the Funds an annual investment management fee of 1% of such Fund’s average net assets.

The Advisor has contractually agreed to waive its fees to the extent necessary to limit the Fund’s total annual fund operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, and the cost of “Acquired Fund Fees and Expenses,” if any) to the amounts set forth below.  Fee waivers are calculated and applied at least monthly, based on each Fund’s average net assets during such month.  These fee waivers will remain in effect until at least August 1, 2015 but can be terminated by a vote of the Board of Trustees if they deem the termination to be beneficial to the Fund shareholders.  The terms of the Advisor’s waiver agreement provide that the Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee.  No recoupment will occur except to the extent that the Fund’s operating expenses, together with the amount recovered, do not exceed the applicable expense limitation amount.  The Advisor is not obligated to reimburse a Fund for amounts in excess of the fee waiver.

Fund	Contractual Limit on Total Operating Expenses
Ancora Income Fund
Class C	2.00%
Class I	1.285%
Class S	0.99%
Ancora Equity Fund
Class S	0.99%
Ancora/Thelen Small-Mid Cap Fund
Class I	1.39%
Class S	0.99%
Ancora MicroCap Fund
Class I	1.60%
Class S	0.99%

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Ancora Special Opportunity Fund
Class S	0.99%

A discussion regarding the basis for the Board of Trustees’ approval of the management agreement between each Fund and the Advisor is available in the Funds’ annual report for the year ended December 31, 2013.

PORTFOLIO MANAGERS

Richard A. Barone is, and has been since 2004, the portfolio manager of Ancora Income Fund, Ancora Equity Fund and Ancora Special Opportunity Fund and is responsible for the day-to-day management of such Funds.  Denis J. Amato is, and has been since its inception in 2008, the Portfolio Manager of Ancora MicroCap Fund and is responsible for the day-to-day management of such Fund.  Dan Thelen has been the portfolio manager of Ancora/Thelen Small-Mid Cap Fund since its inception in 2013.

In addition to his responsibilities with the Funds, Richard A. Barone serves as Chairman of the Executive Committee of The Ancora Group Inc., which is the parent company of the Advisor, and he is Chairman of Ancora Securities, Inc., a broker-dealer (“Ancora Securities”).  From 2001 to 2003, Mr. Barone served as portfolio manager of Fifth Third Bancorp’s asset management subsidiary, Fifth Third Investment Advisors.  Prior to 2001, Mr. Barone was Chief Executive Officer of Maxus Investment Group, a financial services company, and was the portfolio manager of Maxus Income Fund, Maxus Equity Fund and Maxus Aggressive Value Fund.

In addition to his responsibilities with the Funds, Denis J. Amato serves as a member of the Executive Committee of The Ancora Group Inc., which is the parent of the Advisor.  From 2001 to 2005, Mr. Amato served as the Chief Investment Officer for the Northeast Ohio Region of Fifth Third Bank, managed both individual and institutional portfolios and was a portfolio manager for two mutual funds, including the Fifth Third MicroCap Value Fund.  During the period from 1997 to 2001, Mr. Amato was the Chief Investment Officer and lead equity portfolio strategist with the Maxus Investment Group.  While with Maxus, Denis J. Amato was the portfolio manager for the Maxus Ohio Heartland Fund.  Mr. Amato was the Chief Investment Officer at Gelfand Partners beginning in 1991 until that organization merged with Maxus in 1997.

Dan Thelen, a portfolio manager with the Advisor, has managed the Ancora/Thelen Small-Mid Cap Fund since its inception in 2013. From 2000 to the end of 2011, Dan was a vice president and portfolio manager at  Loomis Sayles & Co, and a member of its small/mid cap value team. He was the lead manager of the Loomis Sayles Small Cap Value Fund from 2000 to 2011.  From 1996 to 2000, he was an analyst at Loomis Sayles & Co.

The Statement of Additional Information provides additional information about each portfolio manager’s (i) compensation, (ii) other accounts managed and (iii) ownership of securities in each Fund.

CHOOSING A CLASS OF SHARES

Each of the Funds offers Class C shares, Class I shares and Class S shares.  No class has a front-end sales charge. Class I shares were previously named Class D shares.

Class C Shares

Class C shares are subject to distribution (12b-1) and shareholder servicing fees.  See “Distribution (12b-1) and Service Fees” below.

Class I Shares

Class I shares are not subject to distribution or servicing fees, so they have lower ongoing expenses than Class C shares.

Class I shares are available for purchase by clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services.  Such client may include individuals, corporations, endowments and foundations.  Class I shares are also available for purchase by family offices and their clients. A family office is a company that provides certain financial and other services to a high net worth family or families.

Class I shares are also available for purchase by the following categories of investors:

•

Certain employer-sponsored retirement plans.

•

Certain bank or broker-affiliated trust departments.

•

Advisory accounts of the Advisor and its affiliates.

•

Current and former trustees of any Ancora Fund, and their immediate family members (as defined in the statement of additional information).

•

Officers, directors and former directors of The Ancora Group Inc. and its affiliates, and their immediate family members.

•

Full-time and retired employees of The Ancora Group Inc. and its affiliates, and their immediate family members.

•

Certain financial intermediary personnel, and their immediate family members.

Class S Shares

Class S shares are not subject to distribution or servicing fees, so they have lower ongoing expenses than Class C shares.

20

The ordinary minimum investment amount for Class S shares is $1,500,000. However, Class S shares of each Fund may be purchased by investors who do not meet the $1,500,000 minimum investment amount if such investors participate in certain financial intermediary platforms, including but not limited to mutual fund wrap fee programs, bank trust platforms, retirement platforms, asset allocation platforms, managed account programs, and other discretionary or nondiscretionary fee-based investment advisory programs, each of which has committed to aggregate investments in such fund in excess of $100,000,000 (or such lesser amount permitted by the Trust with respect to such platform).

Please refer to the statement of additional information for more information about Class C, Class I and Class S shares, including more detailed program descriptions and eligibility requirements.  Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms.

DISTRIBUTION (12B-1) AND SERVICE FEES

The Class C shares of each Fund charge distribution and shareholder servicing fees (also known as “12b-1 fees”). These fees are paid (i) to Ancora Securities for its services in connection with distribution and shareholder servicing and (ii) to financial institutions and intermediaries such as banks, investment counselors, broker-dealers and mutual fund supermarkets as compensation for services or reimbursement of expenses in connection with distribution assistance and providing services to shareholders.

Distribution fees and shareholder service fees are paid from the Fund assets on an ongoing basis, will increase the cost of investment of Class C shareholders, and may cost you more than other types of sales charges.

The distribution fees vary by Fund and class of shares as follows:

•

Class C shares of Ancora Income Fund pay a distribution fee of 0.25% of the average daily net assets of the Fund.

•

Class C shares of each of Ancora Equity Fund, Ancora/Thelan Small-Mid Cap Fund, Ancora MicroCap Fund and Ancora Special Opportunity Fund pay a distribution fee of 0.50% of the average daily net assets of the applicable Fund.

•

Class C shares of each Fund also pay a shareholder service fee of 0.25% of the average daily net assets of the applicable Fund.

•

No distribution or shareholder service fees are paid by Class I or Class S shares of any of the Funds.

PURCHASING YOUR SHARES

You may purchase shares directly from the Fund or through your financial advisor or financial institution.  You may purchase shares on any day when the New York Stock Exchange is open for trading.

Opening an Account

In order to open an account you must complete an investment application.  You can obtain an investment application from your financial advisor, your financial institution, or by visiting our website at www.ancorafunds.com.  For more information about how to purchase shares, call the Fund at 1.866.626.2672.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you.  We may also ask to see your driver’s license or other identifying documents.  If we do not receive these required pieces of information, there will be a delay in processing your investment request, which could subject your investment to market risk.  If we are unable to immediately verify your identify, the Fund may restrict further investment until your identity is verified.  However, if we are unable to completely verify your identity through our verification process, the Fund reserves the right to close your account without notice and return your investment to you at the price determined at the end of business (usually 4:00 p.m. eastern time (“ET”)), on the day that your account is closed.  If we close your account because we are unable to completely verify your identify, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

Directly from the Fund

•

Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Ancora Funds.  We do not accept third party checks for initial investments.

•

Send your check with the completed investment application by regular mail to Ancora Funds, 8000 Town Center Drive, Suite 400, Broadview Heights, Ohio  44147.

•

Your application will be processed subject to your check clearing.  If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

•

You may also open a fund-direct account through your financial advisor.

Through Your Financial Institution

21

•

You may invest in certain share classes by establishing an account through financial institutions that have appropriate selling agreements with Ancora Securities.

•

Your financial institution will act as the shareholder of record of your shares.

•

Financial institutions may set different minimum initial and additional investment requirements, may impose other restrictions or may charge you fees for their services.

•

Financial institutions may designate intermediaries to accept purchase and sales orders on the Fund’s behalf.

•

Your financial institution may receive compensation from the Fund, the Advisor, the Distributor or their affiliates.

•

Before investing in the Fund through your financial institution, you should read any materials provided by your financial institution together with this Prospectus.

Through Retirement Plans

You may invest in the Funds through various retirement plans.  These include individual retirement plans and employer sponsored retirement plans.

For further information about any of the plans, agreements, applications and annual fees, contact the Fund at 1.866.626.2672 or contact your financial advisor.

Through a Processing Organization

You may also purchase shares of the Fund through a “processing organization,” (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers.  Some of the Funds have authorized certain processing organizations (“Authorized Processing Organizations”) to receive purchase and sales orders on their behalf.  Before investing in the Fund through a processing organization, you should read any materials provided by the processing organization together with this Prospectus.  You should also ask the processing organization if they are authorized by the Fund to receive purchase and sales orders on their behalf.  If the processing organization is not authorized, then your purchase order could be rejected which could subject your investment to market risk.  When shares are purchased with an Authorized Processing Organization, there may be various differences compared to investing directly with the Fund.  The Authorized Processing Organization may:

•

Charge a fee for its services

•

Act as the shareholder of record of the shares

•

Set different minimum initial and additional investment requirements

•

Impose other charges and restrictions

•

Designate intermediaries to accept purchase and sales orders on the Fund’s behalf

The Fund considers a purchase or sales order as received when an Authorized Processing Organization or its authorized designee receives the order in proper form.  These orders will be priced based on the Fund’s NAV next computed after such order is received in proper form by an Authorized Processing Organization or its authorized designee.

Shares held through an Authorized Processing Organization may be transferred into your name following procedures established by your Authorized Processing Organization and the Fund.  Certain Authorized Processing Organizations may receive compensation from the Fund, the Advisor, the Distributor, or their affiliates.

It is the responsibility of an Authorized Processing Organization to transmit properly completed orders so that they will be received by the Fund in a timely manner.

Pricing of Purchases

Purchase orders received by the Fund, an Authorized Processing Organization, financial advisor or financial institution, by the close of the regular session of trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. ET, are processed at that day’s NAV.  Purchase orders received by the Fund, an Authorized Processing Organization, financial advisor or financial institution, after the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, are processed at the NAV next determined on the following business day.  It is the responsibility of the financial institution, financial advisor or Authorized Processing Organization to transmit orders that will be received by the Fund in proper form and in a timely manner.

Adding to Your Account

By Check

•

Complete the investment form provided at the bottom of a recent account statement.

•

Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Ancora Funds.

•

Write your account number on the check.

•

Either: (1) Mail the check with the investment form from the bottom of a recent statement to the Fund; or (2) Mail the check directly to your financial advisor or financial institution at the address printed on your account statement.  Your financial advisor or financial institution is responsible for forwarding payment promptly to the Fund.

•

If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

By Wire

•

Contact the Fund, your financial advisor or your financial institution for further instructions.

•

Contact your bank and ask it to wire federal funds to the Fund.  Specify your name and account number when remitting the funds.

22

•

Your bank may charge a fee for handling wire transfers.

•

Purchases in the Fund will be processed at that day’s NAV (or public offering price, if applicable) if the Fund receives a properly executed wire by the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, on a day when the NYSE is open for regular trading.

Automatic Investment Plan

You can pre-authorize monthly investments in a Fund of $100 or more to be processed electronically from a checking or savings account.  You will need to complete the appropriate section in the investment application to do this.  Amounts that are automatically invested in a Fund will not be available for redemption until three business days after the automatic reinvestment.  For further details, call the Fund at 1.866.626.2672.

SELLING (REDEEMING) YOUR SHARES

You may sell some or all of your shares on any day that the NYSE is open for regular trading.  If your request is received by the Fund, an Authorized Processing Organization, financial advisor or financial institution, in proper form by the close of regular trading on the NYSE (usually 4:00 p.m. ET), you will receive a price based on that day’s NAV for the shares you sell.  Otherwise, the price you receive will be based on the NAV that is next calculated.

Directly from the Fund – By Telephone

•

You can sell or exchange your shares over the telephone, unless you have specifically declined this option.  If you do not wish to have this ability, you must mark the appropriate section of the investment application.  You may only sell shares over the telephone if the amount is at least $1,000 and not more than $100,000.

•

To sell your Fund shares by telephone, call the Fund at 1.866.626.2672.

•

Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone.

•

If we receive your sale request by the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day.  Otherwise it will occur on the next business day.

•

Interruptions in telephone service could prevent you from selling your shares by telephone when you want to.  When you have difficulty making telephone sales, you should mail to the Fund (or send by overnight delivery), a written request for the sale of your shares.

•

In order to protect your investment assets, the Fund will only follow instructions received by telephone that it reasonably believes to be genuine.  However, there is no guarantee that the instructions relied upon will always be genuine and the Fund will not be liable in those cases.  The Fund has certain procedures to confirm that telephone instructions are genuine.  If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions.

Directly from the Fund – By Mail

•

Write to the Fund at Ancora Funds, 8000 Town Center Drive, Suite 400, Brecksville, Ohio 44147.

•

Indicate the number of shares or dollar amount to be sold.

•

Include your name and account number.

•

Sign your request exactly as your name appears on your investment application.

•

You may be required to have your signature guaranteed.

Directly from the Fund – By Wire

•

Complete the appropriate information on the investment application.

•

You may be charged a fee by the Fund or Fund’s Authorized Processing Organization for wiring redemption proceeds.  You may also be charged a fee by your bank.

•

Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

•

Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction.  For more information, call the Fund at 1.866.626.2672.

Directly from the Fund – Through a Systematic Withdrawal Plan

•

You may elect to receive, or send to a third party, withdrawals of $100 or more if your account value is at least $5,000.

•

Withdrawals can be made monthly or quarterly.

•

There is no fee for this service.

•

There is no minimum account balance required for retirement plans.

Through Your Financial Advisor, Financial Institution or Authorized Processing Organization

•

You may also sell shares by contacting your financial advisor, financial institution or Authorized Processing Organization, which may charge you a fee for this service.  Shares held in street name must be sold through your financial advisor, financial institution or, if applicable, the Authorized Processing Organization.

•

Your financial advisor, financial institution or Authorized Processing Organization is responsible for making sure that sale requests are transmitted to the Fund in proper form and in a timely manner.

•

Your financial institution may charge you a fee for selling your shares.

•

Sale proceeds will only be wired to a commercial bank or brokerage firm in the United States.

23

Short Term Redemption Fee

If you sell (redeem) your shares after holding them less than 90 days, a 2.00% short-term redemption fee may be deducted from the redemption amount.  For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.  The fees are paid to the Fund, not the Distributor or the Advisor, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; or (ii) rollovers, transfers, and changes of account registration within the Fund, or transfers between classes of a Fund as long as the money never leaves the Fund.

The Fund also permits waivers of the short-term redemption fee for the following transactions:

•

Redemptions related to death or due to a divorce decree;

•

Certain types of IRA account transactions, including redemptions pursuant to systematic withdrawal programs, withdrawals due to disability, return of excess contribution amounts, and redemptions related to payment of custodian fees; and

•

Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability, or qualified domestic relations order.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above.  If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

The Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time.  Investment advisors or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts.  Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

The Fund seeks to identify intermediaries that hold fund shares in omnibus accounts and will refuse their purchase orders if they do not agree to track and remit short-term redemption fees based on the transactions of underlying investors.  There are no assurances that the Fund will successfully identify all intermediaries or that the intermediaries will properly assess short-term redemption fees.

Other Information Concerning Redemption

Each Fund reserves the right to take up to seven days to make payment if, in the judgment of the Advisor, such Fund could be affected adversely by immediate payment.  In addition, the right of redemption for a Fund may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary week-end and holiday closings), (b) when trading in the markets that the Fund normally utilizes is restricted, or when an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of that Fund's investments or determination of its net asset value not reasonably practicable, or (c) for any other periods as the SEC by order may permit for protection of that Fund's shareholders.

Due to the high cost of maintaining accounts, each Fund has the right to redeem, upon not less than 30 days written notice, all of the Class C or Class I shares of any shareholder if, through redemptions, the shareholder's account has a net asset value of less than $5,000.  Each Fund also has the right to convert into Class I shares, upon not less than 30 days written notice, all of the Class S shares of any shareholder if, through redemptions, the shareholder's account has a net asset value of less than $1,500,000 or, in the case of a Class S shareholder who was permitted to purchase shares through a financial intermediary platform that committed to aggregate investments in excess of $100,000,000 (or such lesser amount permitted by the Trust with respect to such platform), if the relevant financial intermediary platform fails to or ceases to maintain aggregate investments with an aggregate net asset value of $100,000,000 or such lesser amount as permitted by the Trust. A shareholder will be given at least 30 days written notice prior to any involuntary redemption or conversion and during such period will be allowed to purchase additional shares to bring his account up to the applicable minimum before the redemption or conversion is processed.

When a conversion occurs, the shareholder receives Class I shares in place of Class S shares of the same Fund. At the time of conversion, the dollar value of the “new” shares received by the shareholder equals the dollar value of the “old” shares that were converted. In other words, the conversion has no effect on the value of a shareholder’s investment in the Fund at the time of conversion. However, the number of Class I shares owned by a shareholder after the conversion may be greater than or less than the number of Class S shares owned before the conversion, depending on the net asset values of the two share classes. A conversion between share classes of the same Fund is a nontaxable event.

Pricing of Fund Shares

The Fund’s share price (also called “NAV”) is determined as of the close of trading (normally 4:00 p.m. ET) every day the NYSE is open.  Each Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding.  Shares are purchased or sold at the next offering price determined after your purchase or sale order is received in proper form by the Fund, an Authorized Processing Organization or financial institution.

The Funds’ equity investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction).  The Funds may use pricing services to determine market value for investments.

24

Securities held by the Fund that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Board of Trustees.  Any debt securities held by a Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.  The Fund may use fair value pricing under the following circumstances, among others:

•

If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•

If a security, such as a small cap or micro cap security, is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•

If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

The use of fair value pricing has the effect of valuing a security based upon the price the Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. The Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Multiple Accounts In Same Household

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the Fund’s records.  The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

If you want to receive multiple copies of these materials, you may call the Fund at 1.866.626.2672.  You may also notify the Fund in writing.  Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Fund receives your request to stop householding.

Systematic Withdrawal Plan

Shareholders who own shares of a Fund valued at $5,000 or more per Fund may elect to receive a monthly or quarterly check in a stated amount (minimum check amount is $100 per month or quarter).  These investment minimums may be waived in the discretion of the Fund.  Shares will be redeemed at net asset value as may be necessary to meet the withdrawal payments.  If withdrawal payments exceed reinvested dividends and distributions, the investor’s shares will be reduced and eventually depleted. A withdrawal plan may be terminated at any time by the shareholder or the applicable Fund. Costs associated with a withdrawal plan are borne by the applicable Fund.  Additional information regarding systematic withdrawal plans may be obtained by calling the Fund at 1.866.626.2672.

EXCESSIVE TRADING PRACTICES

Excessive trading in the Funds may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs.  The Funds will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions by shareholders.  The Board of Trustees has adopted the following policies and procedures with respect to excessive short-term trading by shareholders.  The Funds will monitor selected trades on a daily basis in an effort to deter excessive short-term trading.  If a Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or restrict or refuse to process purchases or exchanges in the shareholder’s accounts.  While a Fund cannot assure the prevention of all excessive trading, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders.  However, because the Funds cannot prevent all excessive trading, shareholders may be subject to the risks described above.

A shareholder may be considered as engaged in excessive trading if he or she has (i) requested an exchange or redemption out of any Ancora Fund within 2 weeks of an earlier purchase or exchange into such Fund, or (ii) made more than 2 “round-trip” exchanges within a rolling 90 day period.  A “round-trip” exchange occurs when a shareholder exchanges from one Ancora Fund to another Ancora Fund and back to the original Ancora Fund.  If a shareholder exceeds these limits, the Funds may restrict or suspend that shareholder’s exchange privileges and subsequent exchange requests during the suspension will not be processed.  The Funds may also restrict or refuse to process purchases by the shareholder.

Financial intermediaries (such as investment advisors and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed.  If a Fund identifies excessive trading in such an account, the Fund may instruct the intermediary to restrict the investor responsible for the excessive trading from further trading in the Fund.  The Funds have entered into information sharing agreements with certain financial intermediaries.  Under these agreements, a financial intermediary is obligated to: (1) furnish the Funds, upon their request, with information regarding customer trading activities in shares of the Funds; and (2) enforce the Funds’ excessive trading policy with respect to customers identified by the Funds as having engaged in excessive trading.

The Funds apply these policies and procedures uniformly to all shareholders believed to be engaged in excessive trading.

DIVIDENDS, DISTRIBUTIONS AND TAXES

25

Ancora Income Fund has adopted a policy of paying a monthly dividend.  This policy is subject to change at any time.  Each other Fund declares and pays any dividends annually to shareholders.  Dividends are paid to all shareholders invested in the Fund on the record date.  The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually.  Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.

If you purchase shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

Each Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund.  Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions may be both dividends and capital gains.  Generally, distributions from Ancora Income Fund are expected to be primarily ordinary income dividends, while distributions from the other Funds are expected to be primarily capital gains distributions. Redemptions and exchanges are taxable sales.  Please consult your tax adviser regarding your federal, state, and local tax liability.

GENERAL INFORMATION

The distributor for shares of the Funds is Ancora Securities, Inc. (the “Distributor”).  The Distributor’s address is One Chagrin Highlands, 2000 Auburn Drive, Suite 300, Cleveland, Ohio  44122.

U.S. Bank N.A., 425 Walnut Street, M.L. CN-WN-06TC, Cincinnati, Ohio  45202 is the custodian for each Fund’s securities and cash.  Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio  44147 is each Fund’s transfer, redemption and dividend distributing agent.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).  The information has been audited by the Funds’ Independent Registered Public Accounting Firm, Cohen Fund Audit Services, Ltd., whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report for the year ended December 31, 2013, which is available upon request.

26

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Income Fund
CLASS C SHARES	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09

Selected Per Share Data
Net asset value, beginning of period	$ 8.98	$ 8.97	$ 8.93	$ 8.62	$ 7.33

Income from investment operations
Net investment income (loss) (a)	0.26	0.31	0.33	0.38	0.44
Net realized and unrealized gain (loss)	(0.56)	0.30	0.31	0.53	1.45
Total from investment operations	(0.30)	0.61	0.64	0.91	1.89

Less Distributions to shareholders:
From net investment income	(0.35)	(0.60)	(0.55)	(0.38)	(0.45)
From net realized gain	-	-	-	-	-
From return of capital	(0.25)	-	(0.05)	(0.22)	(0.15)
Total distributions	(0.60)	(0.60)	(0.60)	(0.60)	(0.60)

Net asset value, end of period	$ 8.08	$ 8.98	$ 8.97	$ 8.93	$ 8.62

Total Return (b)	(3.51)%	6.84%	7.40%	10.86%	27.11%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 12,601	$ 14,300	$ 13,131	$ 12,485	$ 11,278
Ratio of expenses to average net assets (c)	1.95%	2.00%	1.97%	1.97%	1.99%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.95%	2.01%	1.98%	1.98%	2.06%
Ratio of net investment income (loss) to
average net assets (c) (d)	3.00%	3.42%	3.65%	4.34%	5.75%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	3.00%	3.41%	3.65%	4.34%	5.67%
Portfolio turnover rate	122.34%	116.25%	57.56%	53.48%	50.75%

(a)

Net investment income (loss) per share is based on average shares outstanding.

(b)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(d)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

27

(e)

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Equity Fund
CLASS C SHARES	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09

Selected Per Share Data
Net asset value, beginning of period	$ 10.58	$ 9.35	$ 10.16	$ 9.11	$ 7.14

Income from investment operations
Net investment income (loss) (a)	(0.09)	(0.09)	(0.07)	(0.08)	(0.02)
Net realized and unrealized gain (loss)	3.42	1.32	(0.74)	1.13	2.00
Total from investment operations	3.33	1.23	(0.81)	1.05	1.98

Less Distributions to shareholders:
From net investment income	-	-	-	-	(0.01)
From net realized gain	-	-	-	-	-
From return of capital	-	-	-	-	-
Total distributions	-	-	-	-	(0.01)

Net asset value, end of period	$ 13.91	$ 10.58	$ 9.35	$ 10.16	$ 9.11

Total Return (b)	31.47%	13.16%	(7.97)%	11.53%	27.74%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 7,961	$ 6,757	$ 6,384	$ 7,820	$ 6,837
Ratio of expenses to average net assets (c)	2.54%	2.60%	2.54%	2.53%	2.61%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	2.54%	2.60%	2.54%	2.53%	2.61%
Ratio of net investment income (loss) to
average net assets (c) (d)	(0.70)%	(0.92)%	(0.66)%	(0.86)%	(0.29)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	(0.70)%	(0.92)%	(0.66)%	(0.86)%	(0.29)%
Portfolio turnover rate	28.54%	38.66%	64.54%	45.73%	56.25%

(a)

Net investment income (loss) per share is based on average shares outstanding.

(b)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(d)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

28

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora-Thelen Small-Mid Cap Fund
Period Ended
CLASS C SHARES	12/31/2013 (f)

Selected Per Share Data
Net asset value, beginning of period	$ 10.00

Income from investment operations
Net investment income (loss) (a)	(0.11)
Net realized and unrealized gain (loss)	3.39
Total from investment operations	3.28

Less Distributions to shareholders:
From net investment income	-
From net realized gain	(0.21)
From return of capital	-
Total distributions	(0.21)

Net asset value, end of period	$ 13.07

Total Return (b)	32.84%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 1,049
Ratio of expenses to average net assets (c)	2.18% (e)
Ratio of expenses to average net assets
before waiver & reimbursement (c)	2.18% (e)
Ratio of net investment income (loss) to
average net assets (c) (d)	(0.94)% (e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	(0.94)% (e)
Portfolio turnover rate	46.72%

(a)

Net investment income (loss) per share is based on average shares outstanding.

(b)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)

Annualized.

(f)

For period January 2, 2013 (commencement of operations) through December 31, 2013.

29

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora MicroCap Fund
CLASS C SHARES	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09

Selected Per Share Data
Net asset value, beginning of period	$ 10.78	$ 10.05	$ 12.68	$ 9.74	$ 6.06

Income from investment operations
Net investment income (loss) (a)	(0.20)	(0.17)	(0.27)	(0.27)	(0.24)
Net realized and unrealized gain (loss)	3.96	1.60	(1.44)	3.70	3.92
Total from investment operations	3.76	1.43	(1.71)	3.43	3.68

Less Distributions to shareholders:
From net investment income	-	-	-	-	-
From net realized gain	(1.06)	(0.70)	(0.92)	(0.49)	-
From return of capital	-	-	-	-	-
Total distributions	(1.06)	(0.70)	(0.92)	(0.49)	-

Net asset value, end of period	$ 13.48	$ 10.78	$ 10.05	$ 12.68	$ 9.74

Total Return (b)	35.00%	14.27%	(13.51)%	35.19%	60.73%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 791	$ 950	$ 863	$ 1,115	$ 1,002
Ratio of expenses to average net assets (c)	2.58%	2.87%	2.78%	3.13%	3.48%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	2.58%	2.87%	2.78%	3.13%	3.82%
Ratio of net investment income (loss) to
average net assets (c)	(1.61)%	(1.57)%	(2.22)%	(2.44)%	(3.04)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c)	(1.61)%	(1.57)%	(2.22)%	(2.44)%	(3.38)%
Portfolio turnover rate	23.02%	27.30%	11.42%	36.36%	44.07%

(a)

Net investment income (loss) per share is based on average shares outstanding.

(b)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

30

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Special Opportunity Fund
CLASS C SHARES	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09

Selected Per Share Data
Net asset value, beginning of period	$ 5.21	$ 4.33	$ 5.04	$ 4.46	$ 2.38

Income from investment operations
Net investment income (loss) (a)	(0.10)	(0.06)	(0.01)	(0.07)	(0.03)
Net realized and unrealized gain (loss)	1.67	0.94	(0.70)	0.65	2.11
Total from investment operations	1.57	0.88	(0.71)	0.58	2.08

Less Distributions to shareholders:
From net investment income	-	-(b)	-	-	- (b)
From net realized gain	(0.08)	-	-	-	-
From return of capital	-	-	-	-	-
Total distributions	(0.08)	-	-	-	-

Net asset value, end of period	$ 6.70	$ 5.21	$ 4.33	$ 5.04	$ 4.46

Total Return (c)	30.21%	20.40%	(14.09)%	13.00%	87.47%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 6,784	$ 5,452	$ 4,878	$ 5,615	$ 5,240
Ratio of expenses to average net assets (d)	2.59%	2.70%	2.61%	2.64%	2.86%
Ratio of expenses to average net assets
before waiver & reimbursement (d)	2.59%	2.70%	2.61%	2.64%	2.86%
Ratio of net investment income (loss) to
average net assets (d) (e)	(1.54)%	(1.25)%	(0.10)%	(1.45)%	(0.97)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (d) (e)	(1.54)%	(1.25)%	(0.10)%	(1.45)%	(0.97)%
Portfolio turnover rate	113.99%	124.71%	99.12%	97.02%	148.81%

(a)

Net investment income (loss) per share is based on average shares outstanding.

(b)

Amount is less than $0.01

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(e)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

31

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Income Fund
CLASS I SHARES (Formerly Class D)	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09

Selected Per Share Data
Net asset value, beginning of period	$ 8.98	$ 8.98	$ 8.95	$ 8.65	$ 7.36

Income from investment operations
Net investment income (loss) (a)	0.32	0.34	0.35	0.40	0.46
Net realized and unrealized gain (loss)	(0.55)	0.29	0.31	0.52	1.46
Total from investment operations	(0.23)	0.63	0.66	0.92	1.92

Less Distributions to shareholders:
From net investment income	(0.36)	(0.63)	(0.58)	(0.40)	(0.47)
From net realized gain	-	-	-	-	-
From return of capital	(0.27)	-	(0.05)	(0.22)	(0.16)
Total distributions	(0.63)	(0.63)	(0.63)	(0.62)	(0.63)

Net asset value, end of period	$ 8.12	$ 8.98	$ 8.98	$ 8.95	$ 8.65

Total Return (b)	(2.71)%	7.19%	7.62%	11.07%	27.48%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 9,682	$ 9,161	$ 7,249	$ 6,756	$ 6,852
Ratio of expenses to average net assets (c)	1.29%	1.75%	1.72%	1.72%	1.74%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.45%	1.76%	1.73%	1.73%	1.82%
Ratio of net investment income (loss) to
average net assets (c) (d)	3.71%	3.74%	3.88%	4.54%	5.93%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	3.55%	3.73%	3.88%	4.54%	5.85%
Portfolio turnover rate	122.34%	116.25%	57.56%	53.48%	50.75%

(a)

Net investment income (loss) per share is based on average shares outstanding.

(b)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

32

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Equity Fund
CLASS I SHARES (Formerly Class D)	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09

Selected Per Share Data
Net asset value, beginning of period	$ 10.96	$ 9.64	$ 10.42	$ 9.30	$ 7.26

Income from investment operations
Net investment income (loss) (a)	0.01	(0.04)	(0.02)	(0.03)	0.02
Net realized and unrealized gain (loss)	3.55	1.36	(0.76)	1.15	2.03
Total from investment operations	3.56	1.32	(0.78)	1.12	2.05

Less Distributions to shareholders:
From net investment income	-	-	-	-	(0.01)
From net realized gain	-	-	-	-	-
From return of capital	-	-	-	-	-
Total distributions	-	-	-	-	(0.01)

Net asset value, end of period	$ 14.52	$ 10.96	$ 9.64	$ 10.42	$ 9.30

Total Return (b)	32.48%	13.69%	(7.49)%	12.04%	28.25%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 2,183	$ 2,446	$ 2,493	$ 2,876	$ 2,844
Ratio of expenses to average net assets (c)	1.79%	2.10%	2.04%	2.03%	2.11%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.79%	2.10%	2.04%	2.03%	2.11%
Ratio of net investment income (loss) to
average net assets (c) (d)	0.09%	(0.43)%	(0.17)%	(0.34)%	0.23%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	0.09%	(0.43)%	(0.17)%	(0.34)%	0.23%
Portfolio turnover rate	28.54%	38.66%	64.54%	45.73%	56.25%

(a)

Net investment income (loss) per share is based on average shares outstanding.

(b)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

33

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora-Thelen Small-Mid Cap Fund
Period Ended
CLASS I SHARES	12/31/2013 (f)

Selected Per Share Data
Net asset value, beginning of period	$ 10.00

Income from investment operations
Net investment income (loss) (a)	(0.01)
Net realized and unrealized gain (loss)	3.41
Total from investment operations	3.40

Less Distributions to shareholders:
From net investment income	-
From net realized gain	(0.21)
From return of capital	-
Total distributions	(0.21)

Net asset value, end of period	$ 13.19

Total Return (b)	34.04%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 43,787
Ratio of expenses to average net assets (c)	1.39% (e)
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.46% (e)
Ratio of net investment income (loss) to
average net assets (c) (d)	(0.09)% (e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	(0.17)% (e)
Portfolio turnover rate	46.72%

(a)

Net investment income (loss) per share is based on average shares outstanding.

(b)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)

Annualized.

(f)

For period January 2, 2013 (commencement of operations) through December 31, 2013.

34

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora MicroCap Fund
CLASS I SHARES (Formerly Class D)	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09

Selected Per Share Data
Net asset value, beginning of period	$ 11.05	$ 10.23	$ 12.83	$ 9.80	$ 6.07

Income from investment operations
Net investment income (loss) (a)	(0.08)	(0.12)	(0.21)	(0.22)	(0.20)
Net realized and unrealized gain (loss)	4.08	1.64	(1.47)	3.74	3.93
Total from investment operations	4.00	1.52	(1.68)	3.52	3.73

Less Distributions to shareholders:
From net investment income	-	-	-	-
From net realized gain	(1.06)	(0.70)	(0.92)	(0.49)	-
From return of capital	-	-	-	-
Total distributions	(1.06)	(0.70)	(0.92)	(0.49)	-

Net asset value, end of period	$ 13.99	$ 11.05	$ 10.23	$ 12.83	$ 9.80

Total Return (b)	36.32%	14.89%	(13.13)%	35.90%	61.45%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 11,136	$ 6,629	$ 5,164	$ 4,865	$ 2,762
Ratio of expenses to average net assets (c)	1.60%	2.37%	2.28%	2.61%	2.98%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.83%	2.37%	2.28%	2.61%	3.32%
Ratio of net investment income (loss) to
average net assets (c)	(0.58)%	(1.03)%	(1.69)%	(1.99)%	(2.52)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c)	(0.81)%	(1.03)%	(1.69)%	(1.99)%	(2.85)%
Portfolio turnover rate	23.02%	27.30%	11.42%	36.36%	44.07%

(a)

Net investment income (loss) per share is based on average shares outstanding.

(b)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

35

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Special Opportunity Fund
CLASS I SHARES (Formerly Class D)	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09

Selected Per Share Data
Net asset value, beginning of period	$ 5.44	$ 4.50	$ 5.21	$ 4.58	$ 2.44

Income from investment operations
Net investment income (loss) (a)	(0.05)	(0.04)	0.02	(0.05)	(0.02)
Net realized and unrealized gain (loss)	1.75	0.98	(0.73)	0.68	2.16
Total from investment operations	1.70	0.94	(0.71)	0.63	2.14

Less Distributions to shareholders:
From investment income	-	- (b)	-	-	- (b)
From net realized gain	(0.08)	-	-	-	-
From return of capital	-	-	-	-	-
Total distributions	(0.08)		-	-	-

Net asset value, end of period	$ 7.06	$ 5.44	$ 4.50	$ 5.21	$ 4.58

Total Return (c)	31.32%	20.97%	(13.63)%	13.76%	87.78%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 3,392	$ 2,999	$ 2,763	$ 3,644	$ 3,140
Ratio of expenses to average net assets (d)	1.84%	2.20%	2.11%	2.15%	2.36%
Ratio of expenses to average net assets
before waiver & reimbursement (d)	1.84%	2.20%	2.11%	2.15%	2.36%
Ratio of net investment income (loss) to
average net assets (d) (e)	(0.76)%	(0.75)%	0.34%	(0.96)%	(0.47)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (d) (e)	(0.76)%	(0.75)%	0.34%	(0.96)%	(0.47)%
Portfolio turnover rate	113.99%	124.71%	99.12%	97.02%	148.81%

(a)

Net investment income (loss) per share is based on average shares outstanding.

(b)

Amount less than $0.005

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund, assuming reinvestment of dividends.

(d)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(e)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

36

Appendix A

DESCRIPTION OF BOND RATINGS

AAA:

Bonds rated AAA have the highest rating assigned by Standard & Poor’s to a debt obligation.  Capacity to pay interest and repay principal is extremely strong.

AA:

Bonds rated AA have very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A:

Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the higher rated categories.

BBB:

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for the bonds in higher rated categories.

BB, B, CCC and CC:

Bonds rated BB, B, CCC and CC are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and CC the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

37

Privacy Policy

Ancora Income Fund

Ancora Equity Fund

Ancora/Thelen Small-Mid Cap Fund

Ancora MicroCap Fund

Ancora Special Opportunity Fund

Notice of Privacy Policy & Practices*

The Funds recognize and respect the privacy expectations of our customers.1  We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Funds.

1 For purposes of this notice, the terms “customer” or “customers” includes both shareholders of Funds of Ancora Trust and individuals who provide nonpublic personal information to the funds, but do not invest in Fund shares.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

•

Account Applications and other forms, which may include a customer’s name, address, social security number and information about a customer’s investment goals and risk tolerance.

•

Account History, including information about the transactions and balances in a customer’s accounts; and

•

Correspondence, written, telephonic or electronic between a customer and the Funds or service providers to the Funds.

Disclosure of Customer Information

We may disclose all of the information described above to certain third parties who are not affiliated with Ancora Trust under one or more of these circumstances:

•

As Authorized – if you request or authorize the disclosure of the information.

•

As Permitted by Law – for example, sharing information with companies who maintain or service customer accounts for the Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

•

Under Joint Agreements – we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Security of Customer Information

We require service providers to the Funds:

•

to maintain policies and procedures designed to assure only appropriate access to information about customers of the Funds;

•

to limit the use of information about customers of the Funds to the purposes for which the information was disclosed, or as otherwise permitted by law; and

•

to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non-public personal information of customers of the Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Funds.

38

[back cover]

The following additional information about the Funds is available without charge upon request:

Statement of Additional Information.  Additional information about the Funds has been filed with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information dated August 1, 2014.  This document includes additional information about the Funds’ investment policies, risks and operations.  It is incorporated by reference into this Prospectus.

Annual and Semi-Annual Reports.  Additional information about each Fund’s investments is available in the Funds’ annual and semi-annual reports to shareholders.  The annual reports contain a discussion of market conditions and investment strategies that affected each Fund’s performance during its last fiscal year.

HOW TO GET MORE INFORMATION

To obtain the Statement of Additional Information (“SAI”) without charge, call the Funds at 1.866.626.2672.  You may also call this number to request the Funds’ annual report, to request the Funds’ semi-annual report, to request other information about the Fund, and to make shareholder inquiries.  The Fund makes available its SAI and annual and semi-annual reports, free of charge, on the Fund’s internet site at www.ancorafunds.com.

Information about each Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C., and information on the operation of the Public Reference Room can be obtained by calling 1.202.551.8090.  Information about the Funds is also available on the EDGAR Database on the SEC’s internet site at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-21418

39

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2014

CLASS C

CLASS I

CLASS S

Ancora Income Fund

ANICX

AAIIX

ANISX

Ancora Equity Fund

ANQCX

ANQIX

ANQSX

Ancora/Thelen Small-Mid Cap Fund

AATCX

AATIX

AATSX

Ancora Microcap Fund

ANCCX

ANCIX

ANCSX

Ancora Special Opportunity Fund

ANSCX

ANSIX

ANSSX

This Statement of Additional Information (this “Statement of Information” or the “SAI”) relates to the Prospectus of the above-referenced funds (the “Funds”) of Ancora Trust (the “Trust”) dated August 1, 2014.

This SAI is not a prospectus.  This Statement of Additional Information is incorporated in its entirety into the Prospectus of the Funds.  This SAI should be read with the Prospectus of the Funds.

To receive a copy of the Prospectus, you may write to the Trust or call toll free 1.866.626.2672.

Ancora Trust

6060 Parkland Blvd.,

Mayfield Heights, Ohio 44124

TABLE OF CONTENTS

CAPTION	PAGE	LOCATION IN PROSPECTUS

TRUST HISTORY	3	Not Applicable

INVESTMENTS AND RISKS	3	Fund Summaries

Classification	3	Fund Summaries
Investment Strategies, Risks	3	Fund Summaries
Policies of the Funds	11	Fund Summaries
Defensive Investments	12	Fund Summaries
Portfolio Turnover	12	Fund Summaries

MANAGEMENT OF THE FUNDS	12	Not Applicable

Management Information	13	Not Applicable
Board Composition and Leadership Structure	14	Not Applicable
Audit Committee	14	Not Applicable
Board’s Role in Risk Oversight	14	Not Applicable
Board Interest In the Funds	16	Not Applicable
Compensation	17	Not Applicable
Code of Ethics	17	Not Applicable
Proxy Voting Policy	17	Not Applicable
Principal Holders of Securities	17	Not Applicable

INVESTMENT ADVISORY AND OTHER SERVICES	21	Investment Advisor

Investment Advisor	21	Investment Advisor
Distribution Plan	22	Distribution (12b-1) and Service Fees
Other Service Providers	22	General Information

PORTFOLIO MANAGERS	23	Portfolio Manager

Other Accounts Managed	23	Portfolio Manager
Compensation	24	Not Applicable
Ownership of Shares	24	Not Applicable

PORTFOLIO HOLDINGS DISCLOSURE POLICY	24	Disclosure of Portfolio Holdings Information

BROKERAGE ALLOCATION	24	Not Applicable

CAPITAL STOCK AND OTHER SECURITIES	25	Not Applicable

PURCHASE, REDEMPTION AND PRICING OF SHARES	25	Purchasing Your Shares and Selling (Redeeming) Your Shares

TAXATION	26	Dividends, Distributions and Taxes

DISTRIBUTOR	27	Distribution Arrangements

PERFORMANCE	27	Fund Performance

FINANCIAL STATEMENTS	27	Financial Highlights

Proxy Voting Policy	Appendix A

TRUST HISTORY

Each of Ancora Income Fund, Ancora Equity Fund, Ancora/Thelen Small-Mid Cap Fund, Ancora MicroCap Fund and Ancora Special Opportunity Fund (each, a “Fund” and collectively, the “Funds”) is a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003.  The Trust’s Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series.

Currently, the Trust offers shares of the following Funds and shares of the following classes of each Fund:

FUND	C	I	S
Ancora Income Fund	X	X	X
Ancora Equity Fund	X	X	X
Ancora/Thelen Small-Mid Cap Fund	X	X	X
Ancora MicroCap Fund	X	X	X
Ancora Special Opportunity Fund	X	X	X

INVESTMENTS AND RISKS

Classification

Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Each Fund is a “diversified” company as defined in the 1940 Act.  Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer.

Investment Strategies and Risks

Ancora Income Fund has an investment objective of obtaining a high level of income, with a secondary objective of capital appreciation in the value of its shares. Ancora Equity Fund has an investment objective of obtaining a high total return, through a combination of income and capital appreciation in the value of its shares.   Each of Ancora/Thelen Small-Mid Cap Fund and Ancora MicroCap Fund has an investment objective of obtaining capital appreciation.  Ancora Special Opportunity Fund has an investment objective of obtaining a high total return, through a combination of income and capital appreciation in the value of its shares.  The principal investment strategies used by each of the Funds to pursue this objective, together with the principal risks of investing in the Fund, are described in the Fund Summaries at the beginning of the Prospectus.  Each Fund’s investment objective is fundamental and may not be changed without shareholder approval.

In addition to its principal strategies, each Fund may engage in any of the following investment strategies which are not principal strategies of such Fund. Those investment strategies and the risks of such strategies are described below.

Equity Securities.  A Fund may invest in equity securities, including common stock, preferred stock, convertible preferred stock and convertible bonds.

In selecting equity securities for the Fund, the Advisor will utilize both fundamental research and technical analysis.

Ancora Income Fund anticipates that the majority of its equity investments will be made in convertible bonds and convertible preferred stock, since these securities generally have a higher yield and a lesser risk of capital depreciation than the common stocks into which they are convertible.  While these securities will generally be chosen for their ability to pay dividends, there can be no assurance that the dividends will be continued.

Individual market values of equity securities will fluctuate based on individual corporate developments as well as general economic conditions.  As a result of these factors, the share price of a Fund could decline to the extent that the Fund is invested in such equity securities.

Debt Securities.  A Fund may invest in debt securities. A Fund’s portfolio will be exposed to the following additional risks in connection with each of its investments in debt securities:

•

Prices of debt securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. To the extent that a Fund invests in debt securities, the net asset value of the Fund may decrease during periods of rising interest rates.

•

An issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, the Fund will lose all or part of its investment. To the extent that a Fund invests in debt securities, the net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increases.

•

Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

Restricted Securities. A fund may invest in restricted securities, including securities issued pursuant to SEC Rule 144A.  Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Derivatives

The Funds may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or “derived” from, a traditional security, asset, or market index. Some “derivatives” such as certain mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.  There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument’s price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. A Fund may, but is not required to, use derivative instruments for any of the following purposes:

•

To hedge against adverse changes - caused by changing interest rates, stock market prices or currency exchange rates - in the market value of securities held by or to be bought for the Fund;

•

As a substitute for purchasing or selling securities;

•

To shorten or lengthen the effective portfolio maturity or duration;

•

To enhance the Fund’s potential gain in non-hedging or speculative situations; or

•

To lock in a substantial portion of the unrealized appreciation in a stock without selling it.

The use of derivatives for non-hedging purposes may be considered speculative.  Additional information regarding derivatives that the Funds may use and some of their associated risks is found above below.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to manage foreign currency exposure and as a hedge against possible variations in foreign exchange rates. A Fund may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position.  These contracts may be bought or sold to protect the Funds, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar.  A Fund also may invest in foreign currency futures and in options on currencies.

A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of a Fund’s securities denominated in such foreign currency.  These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward currency contract generally has no deposit requirement and is traded at a net price without commission. A Fund will place assets in a segregated account, otherwise earmark assets or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder to assure that its obligations under forward foreign currency contracts are covered.  Neither spot transactions nor forward currency contracts eliminate fluctuations in the prices of the Fund’s securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

By entering into forward foreign currency contracts, a Fund will seek to protect the value of its investment securities against a decline in the value of a currency. However, these forward foreign currency contracts will not eliminate fluctuations in the underlying prices of the securities. Rather, they simply establish a rate of exchange which one can obtain at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. At the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Fund may realize a gain or loss from currency transactions.

With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into U.S. dollars.  The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

Also, when a Fund’s portfolio manager anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. its obligations under forward foreign currency contracts are covered.

Since consideration of the prospect for currency parities will be incorporated into a sub-advisor’s long-term investment decisions, each Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the sub-advisors believe that it is important to have the flexibility to enter into foreign currency hedging transactions when they determine that the transactions would be in a Fund’s best interest.

In addition, a Fund may engage in cross-hedging.  Cross-hedging involves the use of forward contracts to shift currency exposure from one non-U.S. dollar currency to another non-U.S. dollar currency. Also, with regard to a Fund’s use of cross-hedges, there can be no assurance that historical correlations between the movements of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund’s cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund’s assets that are the subject of such cross-hedges are denominated.

Futures Contracts and Options on Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.  In addition, a Fund will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges.  Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical  delivery of the stocks or bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.” Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as “marking to market”). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices.  Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.  Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return.  In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian, otherwise earmark assets as cover or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder.  Collateral equal to the current market value of the futures position will be marked to market on a daily basis.  See “Derivatives” above.

Options

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period.  The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.  If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund will pay a premium when purchasing put and call options.  A Fund may purchase call and put options on any securities in which it may invest.  If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund would normally purchase a call option in anticipation of an increase in the market value of such securities.  A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or securities of the type in which it is permitted to invest.  The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund’s portfolio, at a specified price during the option period.  The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund’s portfolio securities.  Put options also may be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which the Fund does not own.  The Fund would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price.  Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

Each Fund may write (sell) covered call and put options (“covered options”).  A Fund may write (sell), to a limited extent, only covered options in an attempt to increase income.  However, a Fund may forego the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Fund.  A Fund may write (sell) covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value.

When a Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the “exercise price”) by exercising the option at any time during the option period.  If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price.  By writing a covered call option, the Fund foregoes, in exchange for the premium less the commission (“net premium”), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

When a Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period.  If the option expires unexercised, the Fund will realize income in the amount of the premium received for writing the option.  If the put option is exercised, a decision over which the Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price.  By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded.  To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets.  It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

A Fund may purchase and write options on an exchange or over-the-counter.  Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects.  They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer.  OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options.  Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.  It is the position of the SEC that OTC options are generally illiquid.

A Fund’s activities in options may also be restricted by the requirements of the IRC, for qualification as a regulated investment company.

Options on Stocks

A Fund may write or purchase options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period.  Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying stock at the exercise price at any time during the option period.

A covered call option with respect to which a Fund owns the underlying stock sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock.  A covered put option sold by a Fund exposes the Fund during the term of the option to a decline in price of the underlying stock.

To close out a position when writing covered options, a Fund may make a “closing purchase transaction” which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock.  The Fund will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof.  To close out a position as a purchaser of an option, the Fund may make a “closing sale transaction” which involves liquidating the Fund’s position by selling the option previously purchased.

Options on Foreign Currencies

Options on foreign currencies are used for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, are utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may purchase call options thereon.  The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.  As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.  In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in such rates.

Options on foreign currencies may be written for the same types of hedging purposes.  For example, if a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency.  If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency, which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium.  As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.  If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

The Funds may write covered call options on foreign currencies.  A call option written on a foreign currency by a Fund is “covered” if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or, if additional cash consideration is required, the Fund will segregate or otherwise earmark cash or other liquid securities) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written, provided the difference is maintained by the Fund in a segregated account in cash and liquid securities or the Fund otherwise earmarks cash and other liquid securities.  A call option is also covered if a Fund “covers” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder.

A Fund may also write call options on foreign currencies that are not covered for cross-hedging purposes.  A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate.  In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with its custodian, cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily, the Fund otherwise earmarks assets as cover or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates.  Call options on foreign currencies written by a Fund will be “covered,” which means that the Fund will own an equal amount of the underlying foreign currency.  With respect to put options on foreign currency written by a Fund will establish a segregated account with its custodian consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put, otherwise earmark assets as cover or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder.

A Fund may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. A

Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency.

As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.  The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to a Fund’s position, it may not forfeit the entire amount of the premium plus related transaction costs. In addition, a Fund may purchase call options on currency when the sub-advisor anticipates that the currency will appreciate in value. There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. Each Fund pays brokerage commissions or spreads in connection with its options transactions.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.  A Fund’s ability to terminate OTC Options will be more limited than the exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Fund will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

Options on Securities Indices

A Fund may purchase and write put and call options on indices and enter into related closing transactions.  A Fund may purchase and write put and call options on securities indices listed on domestic and, in the case of those Funds which may invest in foreign securities, on foreign exchanges. A securities index fluctuates with changes in the market values of the securities included in the index.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option.  This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number.  Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.  A Fund may choose to terminate an option position by entering into a closing transaction.  Options on securities indices entail risks in addition to the risks of options on securities.  The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although a Fund generally will only purchase or write such an option if the sub-advisor believes the option can be closed out.  Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted.  The Funds will not purchase such options unless the respective sub-advisor believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities. Such options will be used for the purposes described above under “Options” or, to the extent allowed by law, as a substitute for investment in individual securities.

Price movements in a Fund’s portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge.  Because options on securities indices require settlement in cash, the sub-advisor may be forced to liquidate portfolio securities to meet settlement obligations.  Successful use by a Fund of options on security indices will be subject to the sub-advisor’s ability to predict correctly movement in the direction of that securities market generally or of a particular industry.  This requires different skills and techniques than predicting changes in the price of individual securities.

All options written on indices must be covered.  When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder.

Interest Rate Futures

A Fund will not engage in transactions involving interest rate futures contracts for speculation but only as a hedge against changes in the market values of debt securities held or intended to be purchased by the Fund and where the transactions are appropriate to reduce the Fund’s interest rate risks.  There can be no assurance that hedging transactions will be successful.  A Fund also could be exposed to risks if it cannot close out its futures or options positions because of any illiquid secondary market.

Futures and options have effective durations that, in general, are closely related to the effective duration of the securities that underlie them.  Holding purchased futures or call option positions (backed by segregated cash or other liquid securities) will lengthen the duration of a Fund’s portfolio.

Additional Information Regarding Investments in Options and Futures

A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position.  For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument.  Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Caps, Collars and Floors.  Caps and floors have an effect similar to buying or writing options.  In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.  For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level.  The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level.  An interest rate collar combines elements of buying a cap and selling a floor.

Inverse Floaters.   Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates.  The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security.  These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

Warrants.  A Fund may invest in warrants, which are options to purchase a specified security, usually an equity security such as common stock, at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant’s issuance) and usually during a specified period of time. Moreover, they are usually issued by the issuer of the security to which they relate. While warrants may be traded, there is often no secondary market for them. The prices of the warrants do not necessarily move parallel to the prices of the underlying securities. Holders of warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price paid for the warrant and the right to purchase the underlying security.

Closed-End Funds.  A Fund may invest in closed-end investment companies (also known as “closed-end funds”). Typically, the common shares of closed-end funds are offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission. Such securities are then listed for trading on a national securities exchange or in the over-the-counter markets. Because the common shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of open-end investment companies (such as the Funds), investors seek to buy and sell common shares of closed-end funds in the secondary market. The common shares of many closed-end funds, after their initial public offering, frequently trade at a price per share which is less than the net asset value per share, the difference representing the “market discount” of such common shares. The Funds purchase common shares of closed-end funds which trade at a market discount and which the Advisor believes presents the opportunity for capital appreciation or increased income due in part to such market discount.

However, there can be no assurance that the market discount on common shares of any closed-end fund will ever decrease. In fact, it is possible that this market discount may increase and the Funds holding such shares may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Funds’ shares. Similarly, there can be no assurance that the common shares of closed-end funds which trade at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Funds. The Funds may also invest in preferred shares of closed-end funds.

A Fund will structure its investments in the securities of closed-end funds to comply with applicable provisions of the 1940 Act. The presently applicable provisions require that (i) a Fund and affiliated person of such Fund not own together more than 3% of the total outstanding stock of any one investment company, (ii) such Fund not offer its shares at a public offering price that includes a sales load of more than 1 ½%, and (iii) such Fund either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in the securities of closed-end funds and vote such instructions, or vote the shares held by it in the same proportion as the vote of all other holders of such securities.

A Fund will not invest directly in the securities of open-end investment companies, other than exchange traded funds.  However, a Fund may retain the securities of a closed-end investment company that has converted to an open-end fund status subsequent to the Fund’s investment in the securities of such closed-end fund. Generally, shares of an open-end investment company can be redeemed, at their net asset value, upon demand to the issuer. However, pursuant to applicable provisions of the 1940 Act, a Fund holding securities of an open-end investment company may not obligate such investment company to redeem more than 1% of the investment company’s outstanding redeemable securities during any period of less than 30 days. Consequently, if a Fund should own more than 1% of the outstanding redeemable securities of an open-end investment company after such fund’s conversion from closed-end fund status, the amount in excess of 1% may be treated as an investment in illiquid securities. Because a Fund may not hold at any time more than 10% of the value of its net assets in illiquid securities (e.g. securities that are not readily marketable within seven days), such Fund may seek to divest itself, prior to any such conversion, of securities in excess of 1% of the outstanding redeemable securities of a converting fund. A Fund may, however, retain such securities and any amount in excess of 1% of the open-end fund and thereby subject to the limits on redemption would be treated as an investment in illiquid securities subject to the aggregate limit of 10% of such Fund’s total assets.

A Fund may invest in the securities of closed-end funds which (i) concentrate their portfolios in issuers in specific industries or in specific geographic areas and (ii) are non-diversified for purposes of the 1940 Act. However, because none of the Funds intends to concentrate its investments in any single industry and because the closed-end funds in which the Funds invest generally satisfy the diversification requirements applicable to a regulated investment company under the Internal Revenue Code, none of the Funds believes that its investments in closed-end funds which concentrate in specific industries or geographic areas or which are non-diversified for purposes of the 1940 Act will represent special risks to the shareholders of such Fund. Each of the Funds will treat its entire investment in the securities of a closed-end fund that concentrates in a specific industry as an investment in securities of an issuer in such industry.

Some of the closed-end funds in which the Funds invest may incur more risks than others. For example, some of these closed-end funds may have policies that permit them to invest up to 100% of their assets in securities of foreign issuers and to engage in foreign currency transactions with respect to their investments; invest up to 100% of their assets in corporate bonds which are not considered investment grade bonds by Standard & Poor’s Corporation or Moody’s Investor Services, Inc., or which are unrated; invest some portion of their net assets in illiquid securities; invest some portion of their net assets in warrants; lend their portfolio securities; sell securities short; borrow money in amounts up to some designated percentage of their assets for investment purposes; write (sell) or purchase call or put options on securities or on stock indexes; concentrate 25% or more of their total assets in one industry; enter into future contracts; and write (sell) or purchase options on futures contracts.

Like the Funds, closed-end funds frequently pay an advisory fee for the management of their portfolios, as well as other expenses. Therefore, investment by the Funds in such funds often results in a “duplication” of advisory fees and other expenses, thereby increasing the overall charge to the net asset value of each of the Funds’ shares.

Exchange Traded Funds.  A Fund may invest in exchange traded funds (also known as “ETFs”) and leveraged exchanged traded funds (also known as “leveraged ETFs”).  ETFs are registered investment companies whose shares represent an interest in a portfolio of securities that typically track an underlying benchmark or index.  Leveraged ETFs seek to deliver multiples of the performance of the index or benchmark that they track.  To accomplish their objective, leveraged ETFs pursue a range of investment strategies through the use of swaps, futures contracts, and other derivative instruments.  Particularly when used to create leverage, the use of derivatives may expose leveraged ETFs to potentially dramatic losses or gains.  Unlike traditional mutual funds, shares of ETFs typically trade throughout the day on a securities exchange, such as the American Stock Exchange or New York Stock Exchange, at prices established by the market.

Investing in ETF’s may involve the duplication of advisory fees and certain other expenses.  Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by the shareholders of the ETF, in addition to the fees and expenses the Fund Shareholders directly bear in connection with the Fund’s own operations.  If an ETF (or leveraged ETF) fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.  Because the value of ETF shares depends on the demand in the market, the Advisor may not be able to liquidate a Fund’s holdings in an ETF at the most optimal time.

A Fund will structure its investments in the securities of ETFs to comply with applicable provisions of the 1940 Act. The presently applicable provisions require that (i) a Fund and affiliated person of such Fund not own together more than 3% of the total outstanding stock of any one investment company, (ii) such Fund not offer its shares at a public offering price that includes a sales load of more than 1 ½%, and (iii) such Fund either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in the securities of closed-end funds and vote such instructions, or vote the shares held by it in the same proportion as the vote of all other holders of such securities.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Foreign Securities. The Funds may invest their assets in securities of foreign issuers directly or through American Depository Receipts (“ADRs”). Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a U.S. company and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may not be as liquid as U.S. securities. Securities of foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees are generally higher than in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.

The risks of foreign investing may be magnified for investments in emerging markets.  Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies.  In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries.  The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to change in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.  Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Lending of Portfolio Securities. Consistent with applicable regulatory requirements, a Fund may lend its respective portfolio securities (principally to broker-dealers) in amounts up to one-third of the Fund’s total asset value where such loans are callable at any time and are continuously secured by collateral (cash or government securities) equal to no less than the market value, determined daily, of the securities loaned. As an operating policy which may be changed without shareholders vote, the Advisor will limit such lending to not more than one-third of the value of a Fund’s total assets. The Fund will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan. Any cash collateral pursuant to these loans will be invested in money market instruments. Where voting or consent right with respect to loaned securities pass to the borrower, management will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the issues involved have a material effect on the Fund’s investment in the securities loaned.

As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. Also, any securities purchased with cash collateral are subject to market fluctuations while the loan is outstanding.  Cash collateral received from loaning portfolio securities creates the effect of leverage which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the speculative nature of a Fund’s outstanding securities and an increase in the volatility of the Fund’s net asset value.

Repurchase Agreements. None of the Funds will invest more than 5% of its assets in repurchase agreements. A repurchase agreement is an instrument under which a Fund acquires ownership of an obligation but the seller agrees, at the time of sale, to repurchase the obligation at a mutually agreed-upon time and price. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the interest rate on the purchased security. The Fund will make payments for repurchase agreements only upon physical delivery or evidence of book entry transfer to the account of the custodian or bank acting as agent. In the event of bankruptcy or other default of a seller of a repurchase agreement, a Fund holding such repurchase agreement could experience both delays in liquidating the underlying securities and losses including: (a) possible decline in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

Policies of the Funds

Each of the Funds has adopted fundamental investment policies and restrictions. These policies cannot be changed without approval by the holders of a majority of the outstanding voting securities of such Fund. As defined in the 1940 Act, the “vote of a majority of the outstanding voting securities” of a Fund means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

The following are each Fund’s fundamental investment policies set forth in their entirety.  A Fund may not:

1.

purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry;

2.

purchase the securities of any issuer if such purchase, at the time thereof, would cause the Fund to fail to satisfy the requirements of the Internal Revenue Code Section 851(b)(3) (or any successor provision), as amended;

3.

issue senior securities, except as permitted under the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff;

4.

borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) provided that immediately after such borrowing, the Fund has asset coverage (as defined in the 1940 Act) of at least 300%;

5.

act as an underwriter or securities issued by others, except to the extent the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

6.

invest in securities or other assets that the Board of Trustees determines to be illiquid if more than 15% of the Fund’s net assets would be invested in such securities;

7.

(a) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, (b) invest in oil, gas, or mineral exploration or development programs or leases, or (c) purchase securities on margin;

8.

purchase or sell real estate or make real estate mortgage loans or invest in real estate limited partnerships, except that the Fund may purchase and sell securities issued by entities engaged in the real estate industry or instruments backed by real estate; or

9.

make loans, except as described above in “Investment Strategies, Risks – Lending of Portfolio Securities.”

In addition, it is a fundamental investment policy of each of the Funds to satisfy the requirements for classification of the Funds as “diversified” management companies within the meaning of the 1940 Act.

In addition, it is a fundamental policy of Ancora Income Fund to invest, under normal circumstances, at least 80% of the assets of the Fund in income-producing securities.  It is a fundamental policy of Ancora Equity Fund to invest, under normal circumstances, at least 80% of the assets of the Fund in equity securities.  It is a fundamental policy of Ancora MicroCap Fund to invest, under normal circumstances, at least 80% of its assets in equity securities of companies whose equity securities have a total market value under $500,000,000. It is a fundamental policy of Ancora/Thelen Small-Mid Cap Fund to invest at least 80% of its assets in equity securities of companies whose market capitalization is either within the capitalization range of the Russell 2500 Index or is $10 billion or less at the time of investment.  For purposes of these tests, the term “assets” means net assets plus any borrowings for investment purposes.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation; provided, that a change in value that causes a Fund to exceed its 300% asset coverage requirements for borrowing will require a Fund to increase its asset coverage to 300% within three days (excluding Sundays and holidays).

Defensive Investments

In attempting to respond to adverse market, economic, political or other conditions, each of the Funds may take temporary defensive positions that are inconsistent with such Fund’s principal investment strategies, such as investing in cash or cash equivalents, high-quality short-term debt securities, money market instruments and money market mutual funds.  The taking of such a defensive position may adversely impact the ability of such Fund to achieve its investment objective.

Portfolio Turnover

The Funds are not restricted with regard to portfolio turnover and each Fund will make changes in its investment portfolios from time to time as business and economic conditions and market prices may dictate and its investment policies may require. A high rate of portfolio turnover in any year will increase transaction charges and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders.

MANAGEMENT OF THE FUNDS

Management Information

The Board of Trustees is responsible for managing the Funds’ business affairs and for exercising each Fund’s powers except those reserved for the shareholders. The day-to-day operations of the Funds are conducted by its officers. The following table provides biographical information with respect to each Trustee and officer of the Fund.

Name, Address and Age	Position(s) Held with the Fund	Term of Office(2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships(3)
Independent Directors:
Raj Aggarwal 7380 Sherman Road	Trustee	Since November 15, 2003	Visiting Research Scholar at Federal Reserve Bank of Cleveland since 2013. Emeritus Frank C. Sullivan Professor of International Business and Finance at University of Akron from 2006 to 2013 and the former dean of the College of Business Administration. Firestone Chair and Professor of Finance at Kent State University from 1999 to 2006; Mellen Chair in and Professor of Finance at John Carroll University from 1987 to 1999.	5	None.
Cleveland, OH
44026
66
Donald Lerner	Trustee	Since	Consultant to the marking device industry and private investor. Owner of Ace Rubber Company (marking devices) until 1999.	5	None.
200 North Folk Dr., Bentleyville, OH 44022		November 15, 2003
79
Anne Peterson Ogan 115 West Juniper Lane Moreland Hills, OH 44022	Trustee	Since November 15, 2003	President of The Proper Analysis Corp. (investment management firm) from 1993 to the present.	5	None.
67
Interested Director:
Richard A. Barone(1)	Chairman, Trustee and Portfolio Manager	Since August 2, 2003

Portfolio Manager of the Ancora Funds since 2004; Chairman and Manager of Ancora Advisors LLC since 2003; Chairman and Director of Arch Eagle Group Inc. (f/k/a Ancora Capital Inc.) since 2002; Chairman and Director of Ancora Securities, Inc. since 2000; Chairman and Director of The Ancora Group Inc. since 2010; member of the Executive Committee of the Ancora entities since 2006; Portfolio Manager of Fifth Third Investment Advisors from 2001 to 2003; Chief Executive Officer of Maxus Investment Group (financial services) until 2001; Portfolio Manager of Maxus Income Fund, Maxus Equity Fund and Maxus Aggressive Value Fund until 2001

				5	Stephan Company (TSC); Mace Security International, Inc. (MACE)
6060 Parkland Blvd., Mayfield Heights, Ohio 44124

72
Officers:
Joseph M. Spidalieri 6060 Parkland Blvd., Mayfield Heights, Ohio 44124 36	Chief Compliance Officer	Since March 1, 2011	Chief Compliance Officer of Ancora Advisors LLC since 2011; Chief Compliance Officer of The Ancora Group Inc. since 2011; Director of Compliance of Ancora Securities, Inc. and Ancora Capital Inc. (n/k/a Arch Eagle Group Inc.) from 2011 to 2012	5	None.
Bradley A. Zucker 6060 Parkland Blvd., Mayfield Heights, Ohio 44124 41	Secretary	Since August 2, 2003	Chief Financial Officer of Ancora Advisors LLC since 2003; Chief Financial Officer of The Ancora Group Inc. since 2010; Chief Financial Officer and Director of Ancora Securities, Inc. from 2001 to 2012; Chief Financial Officer of Ancora Capital Inc. (n/k/a Arch Eagle Group Inc.) from 2002 to 2012; member of the Executive Committee for the Ancora entities since 2006	5	None.

(1)

Richard A. Barone is considered an “interested person” as defined in Section 2(a)(19) of the 1940 Act by virtue of his affiliation with the Advisor.

(2)

Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor of (ii) the date the trustee dies, resigns or is removed.

(3)

Table specifies current directorships.  No other directorships have been held in the past five years.

The Board determined that each of the Trustees is qualified to serve as a Trustee of the Trust based on a review of the experience, qualifications, attributes and skills of each Trustee.  Information indicating the specific experience, skills, attributes and qualifications of each Trustee which led to the Board’s determination that the Trustee should serve in this capacity is provided below.

Richard A. Barone.  Mr. Barone has been a Trustee since 2003 and is the Chairman of the Board of the Trust.  He has significant business leadership experience in the investment management business.  He has managed the Trust since its inception in 2003 and has been Chairman and Manager of the Advisor since 2003.  He has been the portfolio manager of Ancora Income Fund, Ancora Equity Fund and Ancora Special Opportunity Fund since their inception in 2003.  Previously, he was Chairman and Portfolio Manager of the Maxus family of mutual funds from 1985  to 2001 and was founder and Chief Executive Officer of Maxus Investment Group, an investment management firm, from 1973  to 2001.  He has had over 40 years of investment management experience.  He holds Series 7, 22 and 63 licenses from the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Raj Aggarwal.  Mr. Aggarwal has been a Trustee since 2003.  Previously, he was a Trustee of the Maxus family of mutual funds. He has taught business and finance at prestigious universities for over 25 years.  He has been the Visiting Research Scholar at Federal Reserve Bank of Cleveland since 2013.  He was the Emeritus Frank C. Sullivan Professor of International Business and Finance at University of Akron from 2006 to 2013 and is the former Dean of the College of Business Administration at the University of Akron.  He was the Firestone Chair and Professor of Finance at Kent State University from 1999 to 2006.  He was the Mellon Chair in and Professor of Finance at John Carroll University from 1987 to 1999.  He successfully completed the CFA program.

Donald Lerner.  Mr. Lerner has been a Trustee since 2003.  Mr. Lerner has significant business leadership experience, having served as President and Owner of a manufacturing company for over 35 years.  He also has had considerable experience in the investment management business, having worked for 15 years as a registered representative and partner of a NYSE member firm.

Anne Peterson Ogan.  Ms. Ogan has been a Trustee since 2003.  She has significant business leadership experience in the investment management business, having served as President of The Proper Analysis Corp., an investment management firm, from 1993 to the present.  She passed the Series 7, 65, 14 and 21 FINRA examinations and successfully completed the CFA program. .

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above.

Board Composition and Leadership Structure

The Board presently consists of four individuals, one of whom is an Interested Trustee.  The Chairman of the Board, Mr. Barone, is an Interested Trustee.  The Board does not have a lead independent director as it believes that it is beneficial to have a representative of the Trust’s management as its Chairman. Mr. Barone is the Chairman and Manager of the Advisor and oversees the investment and business affairs of the Trust.  Accordingly, the board believes his participation in the Board’s deliberations helps assure that the Board’s decisions are informed and are accurately communicated to and implemented by the Trust’s management.

The Board believes that its structure facilitates the orderly and efficient flow of information to the Trustees from the Advisor and other service providers with respect to services provided to the Trust, potential conflicts of interest that could arise from these relationships and other risks that the Trust may face.  The Board further believes that its structure allows all of the Trustees to participate in the full range of the Board’s oversight responsibilities.  The Board believes that the orderly and efficient flow of information and the ability to bring each Trustee’s talents to bear in overseeing the Trust’s operations is important, in light of the size and complexity of the Fund and the risks that the Fund faces.

Currently, the Board has only one committee, an Audit Committee.  The responsibilities of the Audit Committee and its members are described below.

Audit Committee

The Board of Trustees has appointed a standing Audit Committee comprised solely of the non-interested Trustees.  The members of the Audit Committee are Raj Aggarwal, Donald Lerner, and Anne Peterson Ogan.  The Audit Committee has the responsibility, among other things (i) to select, oversee and set the compensation of the Trust’s independent auditors; (ii) to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) to oversee the quality and objectivity of the Funds’ financial statements and the independent audit(s) thereof; and (iv) to act as a liaison between the Trust’s independent registered public accountants and the full Board.  The Audit Committee meets at least once per year. During 2013, the Audit Committee met twice.

Board’s Role in Risk Oversight

The Board oversees risk management for the Trust directly and, as to certain matters, through its Audit Committee.  The Board exercises its oversight in this regard primarily through requesting and receiving reports from and otherwise working with the Trust’s senior officers (including the Trust’s Chairman and Chief Compliance Officer), portfolio management and other personnel of the Advisor, the Trust’s independent, auditor, legal counsel and personnel from the Trust’s other service providers.  The Board also relies on regular discussions with the Advisor at Board meetings regarding the sources of risk applicable to the Fund and an understanding of the appropriate level of risk acceptable on behalf of the Fund. The Board has adopted, on behalf of the Trust, and periodically reviews with the assistance of the Trust’s Chief Compliance Officer, policies and procedures designed to address certain risks associated with the Trust’s activities. In addition, the independent trustees meet quarterly to discuss matters of interest, which may include risk oversight.

Board Interest In the Funds

As of December 31, 2013, the Trustees owned the following amounts of shares of the Funds:

Name of Trustee	Dollar Range of Equity Securities in Each Fund		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Richard A. Barone	Ancora Income Fund	$50,001 - $100,000	Over $100,000
	Ancora Equity Fund	None
	Ancora/Thelen Small-Mid Cap Fund	None
	Ancora MicroCap Fund	None
	Ancora Special Opportunity Fund	Over $100,000
Raj Aggarwal	Ancora Income Fund	$1 - $10,000	$1 - $10,000
	Ancora Equity Fund	None
	Ancora/Thelen Small-Mid Cap Fund	None
	Ancora MicroCap Fund	None
	Ancora Special Opportunity Fund	None
Donald Lerner	Ancora Income Fund	$1 - $10,000	$10,001 - $50,000
	Ancora Equity Fund	None
	Ancora/Thelen Small-Mid Cap Fund	None
	Ancora MicroCap Fund	$10,001 - $50,000
	Ancora Special Opportunity Fund	None
Anne Peterson Ogan	Ancora Income Fund	$1 - $10,000	$10,001 - $50,000
	Ancora Equity Fund	$1 - $10,000
	Ancora/Thelen Small-Mid Cap Fund	$10,001 - $50,000
	Ancora MicroCap Fund	$10,001 - $50,000
	Ancora Special Opportunity Fund	$10,001 - $50,000

Compensation

No officer, director or employee of Ancora Advisors LLC (the “Advisor”) or of any parent or subsidiary receives any compensation from the Funds for serving as an officer or Trustee of the Funds.  Each Trustee who is not an interested person in the Advisor will receive from each of the Funds the following fees for each Board or shareholders meeting attended:

Fee per Meeting	Net Assets of the Funds
$100	$10,000,000 or less
$150	$10,000,000 to $15,000,000
$200	$15,000,001 to $20,000,000
$250	$20,000,001 to $25,000,000
$300	$25,000,001 to $30,000,000
$350	$30,000,001 to $35,000,000
$400	$35,000,001 to $40,000,000
$450	$40,000,001 to $45,000,000
$500	$45,000,001 to $50,000,000
$550	$50,000,001 to $55,000,000
$600	$55,000,001 to $60,000,000
$650	$60,000,001 to $65,000,000
$700	$65,000,001 to $70,000,000
$750	$70,000,001 to $75,000,000
$800	$75,000,001 to $80,000,000
$850	$80,000,001 to $85,000,000
$900	$85,000,001 to $90,000,000
$950	$90,000,001 to $95,000,000
$1,000	Over $95,000,000

The fees paid to the Trustees for the 2013 fiscal year, which are the only compensation or benefits payable to Trustees, are summarized in the following table:

Name of Person, Position	Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds Paid to Directors
Richard A. Barone, Trustee	$0	$0	$0	$0
Raj Aggarwal, Trustee	$3,400	$0	$0	$3,400
Donald Lerner, Trustee	$3,400	$0	$0	$3,400
Anne Peterson Ogan, Trustee	$3,400	$0	$0	$3,400

Code of Ethics

Each of the Trust and the Advisor has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act.  Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.

Proxy Voting Policy

The Board of Trustees of the Funds has adopted a proxy voting policy (the “Proxy Voting Policy”).  The Proxy Voting Policy is attached as Appendix A to this SAI.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available (1) without charge, upon request, by calling the Funds at 1-866-626-2672 or on the Funds’ internet site at www.ancorafunds.com and (2) on the SEC’s internet site at www.sec.gov.

Principal Holders of Securities

Ancora Income Fund

As of May 1, 2014, the following persons were known to be the beneficial owners of more than 5% of the outstanding shares of the following classes of shares of Ancora Income Fund:

Class C Shares

Name and Address

Percentage of Ownership

Surety Title Agency Inc.  Profit Sharing Trust

8.05%

Attn: Rose Ann Pascucci

526 Superior Avenue, East, #1010

Cleveland, OH 44114-1401

Kenneth D. Ruttig and Deborah S. Ruttig Living Trust UAD 09/10/05

5.38%

Kenneth D. Ruttig & Deborah S. Ruttig, Trustees

21924 Titus Road

Freeport, OH 43973-8928

Class I Shares*

Name and Address

Percentage of Ownership

The Rose Ann Pascucci Revocable

14.78%

Trust dated 11/28/95

Rose Ann Pascucci, Trustee

7037 Hill Creek Lane

Gates Mills, OH 44040-9629

Firelands Regional Medical Center Funds

5.09%

1111 Hayes Avenue

Sandusky, OH 44870-3323

*  Prior to January 1, 2013, Class I shares were designated Class D shares.

As of May 1, 2014, officers and Trustees as a group beneficially owned 34,133 Class I shares of Ancora Income Fund, constituting 2.5% of the outstanding Class I shares of the Fund.

Ancora Equity Fund

As of May 1, 2014, the following persons were known to be the beneficial owners of more than 5% of the outstanding shares of the following classes of shares of Ancora Equity Fund:

Class C Shares

Name and Address

Percentage of Ownership

Surety Title Agency Inc. Profit Sharing Trust

17.14%

Attn: Rose Ann Pascucci

526 Superior Avenue, East, #1010

Cleveland, OH 44114-1401

N. Lee Dietrich

8.27%

Special Account

7090 Morley Rd.

Painesville, OH 44077-9419

SEP FBO Roger Pettingell

7.22%

Pershing LLC as Custodian

654 Mourning Dove Drive

Sarasota, FL 34236-1926

Class I Shares*

Name and Address

Percentage of Ownership

IRA FBO Vincent A. Chiarucci

11.89%

Pershing LLC, as Custodian

26 Hunting Hollow

Pepper Pike, OH 44124-5247

Richard & Martha Barone Grandchildren’s Trust

10.09%

Christopher R. Barone, Trustee

2000 Auburn Dr., Suite 300

Cleveland, OH 44122-4328

James D. Hopkins

7.59%

Margaret L. Hopkins, JT TEN

120 Waverly Lane

Chagrin Falls, OH 44022-4178

Rita Marie Todd, Declaration of Trust

5.76%

as modified UAD 1/7/13

Rita Marie Todd, Trustee

95 Quail Hollow Drive

Moreland Hills, OH 44022-1138

Sarah Lamade While Foundation

5.02%

2000 Auburn Drive, Suite 330

Cleveland, OH 44122-4327

*  Prior to January 1, 2013, Class I shares were designated Class D Shares.

As of May 1, 2014, all officers and Trustees as a group beneficially owned 4,349 Class I shares of Ancora Equity Fund, constituting 2.9% of the outstanding Class I shares of the Fund.

Ancora/Thelen Small-Mid Cap Fund

As of May 1, 2014, the following persons were known to be the beneficial owners of more than 5% of the outstanding shares of the following classes of shares of Ancora/Thelen Small-Mid Cap Fund:

Class C Shares

Name and Address

Percentage of Ownership

John L. Keeley, Jr.

19.12%

4138 Central Avenue

Western Springs, IL  60558

William R. Henry and Gloria Henry, JT TEN

18.54%

209 Redwood Drive

Venetia, PA  15367-1047

John Fogarty

11.95%

18206 Norwell Avenue

Cleveland, OH 44135-1849

IRA FBO John Fogarty

7.92%

Pershing LLC as Custodian

Rollover Account

18206 Norwell Avenue

Cleveland, OH 44135-1849

IRA FBO Julie Bolan-Gannon

7.91%

20814 Brantley Road

Shaker Heights, OH  44122-1931

IRA FBO Robert Woidke

6.97%

3288 W. 91st Street

Cleveland, OH  44102-4832

Luke and Mary Jo Weber, Trustees

5.22%

Weber Family Trust 8/16/2006

11220 W. Walker Road

Fowler, MI 48835

Class I Shares

Name and Address

Percentage of Ownership

Charles Schwab & Co. Inc.

12.00%

211 Main Street

San Francisco, CA  94105

As of May 1, 2014, all officers and Trustees as a group beneficially owned 12,098 Class I shares of Ancora/Thelen Small-Mid Cap Fund, constituting 0.3% of the outstanding Class I shares of the Fund.

Ancora MicroCap Fund

As of May 1, 2014, the following persons were known to be the beneficial owners of more than 5% of the outstanding shares of the following classes of shares of Ancora MicroCap Fund:

Class C Shares

Name and Address

Percentage of Ownership

Drew Mansour

15.80%

55 Public Square, Suite 2150

Cleveland, OH 44113-1976

Laura Mansour

13.06%

55 Public Square, Suite 2150

Cleveland, OH 44113-1976

Mary Silvestro

10.15%

226 Brentwood Drive

Hudson, OH 44236-1638

Kathryn J. Popp and Madeline L. Popp, JT TEN

8.43%

420 Prospect Street

Fairport Harbor, OH  44077-5814

IRA FBO Diana Buehner

7.32%

Pershing LLC as Custodian

Rollover Account

9899 Country Scene Lane

Mentor, OH 44060-6658

Class I Shares*

Name and Address

Percentage of Ownership

Nancy A. Panzica

6.03%

313 Brunswick Road

Highland Hts., OH 44143-3819

Firelands Regional Medical Center Funds

                5.49%

1111 Hayes Avenue

Sandusky, OH 44870-3323

*  Prior to January 1, 2013, Class I shares were designated Class D Shares.

As of May 1, 2014, all officers and Trustees as a group beneficially owned 9,440 Class I shares of Ancora MicroCap Fund, constituting 1.2% of the outstanding Class I shares of the Fund.

Ancora Special Opportunity Fund

As of May 1, 2014, the following persons were known to be the beneficial owners of more than 5% of the outstanding shares of the following classes of shares of Ancora Special Opportunity Fund:

Class C Shares

Name and Address

Percentage of Ownership

The Rose Ann Pascucci Revocable Trust

14.97%

Rose Ann Pascucci, Trustee

7037 Hill Creek Lane

Gates Mills, OH 44040-9629

Surety Title Agency Inc. Profit Sharing Trust

14.77%

Attn: Rose Ann Pascucci

526 Superior Avenue, East, #1010

Cleveland, OH 44114-1401

SEP FBO Roger Pettingell

7.41%

Pershing LLC as Custodian

654 Mourning Dove Drive

Sarasota, FL 34236-1926

The Paolucci Family Trust

7.05%

Ronald & Shirley Paolucci, Trustees

2009 Paseo Del Sol

Pls Vrds Est, CA 90274-1604

Daniel A. Fedeli Trust

6.76%

Daniel Fedeli, Trustee

303 Longspur Rd.

Highland Hts., OH 44143-3708

Class I Shares*

Name and Address

Percentage of Ownership

Richard A. Barone Restatement of Declaration

31.13%

of Trust UAD 7/1/08

436 L'Ambiance Dr., Apt. 603

Longboat Key, FL 34228-3928

IRA FBO Richard A. Barone

31.13%

Pershing LLC as Custodian

Rollover Account

435 L'Ambiance Dr., Apt. 603

Longboat Key, FL 34228-3927

Richard & Martha Barone Grandchildren's Trust

7.26%

Christopher R. Barone, Trustee

2000 Auburn Drive, Suite 300

Cleveland, OH 44122-4328

*  Prior to January 1, 2013, Class I shares were designated Class D Shares.

As of May 1, 2014, all officers and Trustees as a group beneficially owned 325,872 Class I shares of Ancora Special Opportunity Fund, constituting 67.6% of the outstanding Class I shares of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor

The Advisor for each of the Funds is Ancora Advisors LLC.  The Advisor is a wholly-owned subsidiary of The Ancora Group Inc.  Richard A. Barone is both the Chairman and a director of the Advisor and Chairman of the Funds.  Bradley Zucker is both a director and officer of the Advisor and an officer of the Funds. Joseph M. Spidalieri is both an officer of the Advisor and an officer of the Funds.

As compensation for the Advisor’s services rendered to the Funds, each of the Funds pays a fee, computed and paid monthly, at an annual rate of 1% of such Fund’s average daily net assets.

The Advisor has contractually agreed to waive fees to the extent necessary to limit the Fund’s total annual fund operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, and the cost of “Acquired Fund Fees and Expenses,” if any) to the amounts set forth below.  Fee waivers are calculated and applied at least monthly, based on each Fund’s average net assets during such month.  These fee waivers will remain in effect until at least August 1, 2015 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders.  The terms of the Advisor’s waiver agreement provide that the Advisor is entitled to recover such waived amounts waived within the same fiscal year in which the Advisor reduced its fee.  No recoupment will occur except to the extent that the Fund’s operating expenses, together with the amount recovered, do not exceed the applicable expense limitation amount.  The Advisor is not obligated to reimburse the Fund for amounts in excess of the fee waiver.

Fund	Limit on Total Operating Expenses
Ancora Income Fund
Class C	2.00%
Class I	1.285%
Class S	0.99%
Ancora Equity Fund
Class S	0.99%
Ancora/Thelen Small-Mid Cap Fund
Class I	1.39%
Class S	0.99%
Ancora MicroCap Fund
Class I	1.60%
Class S	0.99%

21

Ancora Special Opportunity Fund
Class S	0.99%

For 2013, 2012 and 2011, respectively, the Advisor waived fees of $16,654, $2,110 and $561 for Ancora Income Fund.  For 2013, the Advisor waived management fees of $22,241 for the Ancora/Thelen Small-Mid Cap Fund and $21,506 for the Ancora MicroCap Fund. For 2013, 2012 and 2011, respectively, the following amounts of management fees were paid by the Funds to the Advisor: Ancora Income Fund, $238,713, $220,980 and $196,809; Ancora Equity Fund, $101,906, $94,841 and $102,067; Ancora/Thelen Small-Mid Cap Fund, $301,317 (for 2013); Ancora MicroCap Fund, $99,990, $72,651 and $65,287 and Ancora Special Opportunity Fund, $94,480, $79,741 and $88,069.

Subject to the supervision and direction of the Funds’ Board of Trustees, the Advisor, as investment adviser, manages each Fund’s assets in accordance with the stated policies of such Fund. The Advisor makes investment decisions for the Fund and places the purchase and sale orders for portfolio transactions.

Other expenses are borne by the Funds and include administration fees, brokerage fees and commissions, fees of Trustees not affiliated with the Advisor, expenses of registration of the Funds and of the shares of the Funds with the Securities and Exchange Commission (the “SEC”) and the various states, charges of the custodian, dividend and transfer agent, outside auditing and legal expenses, liability insurance premiums on property or personnel (including officers and trustees), maintenance of business trust existence, any taxes payable by the Funds, interest payments relating to Fund borrowings, costs of preparing, printing and mailing registration statements, prospectuses, periodic reports and other documents furnished to shareholders and regulatory authorities, costs of printing share certificates, portfolio pricing services and meetings of the Funds and costs incurred pursuant to each Fund’s Distribution and Shareholder Servicing Plan described below.

Distribution Plan

With respect to each of the Funds, the Trust has adopted a Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the Act.  Class C shares of Ancora Income Fund pay annual amounts for distribution of 0.25% of the average daily net assets of the Fund.  Class C shares of each of Ancora Equity Fund, Ancora/Thelen Small-Mid Cap Fund, Ancora MicroCap Fund and Ancora Special Opportunity Fund pay annual amounts for distribution of 0.50% of the average daily net assets of the applicable Fund. In addition, Class C Shares of each of the Funds shall pay 0.25% of the average daily net assets of such Fund as shareholder service fees. These fees are paid (i) to Ancora Securities for its services in connection with distribution and shareholder servicing and (ii) to financial institutions and intermediaries such as banks, investment counselors, broker-dealers and mutual fund supermarkets as compensation for services or reimbursement of expenses in connection with distribution assistance and providing services to shareholders.

For 2013, 2012 and 2011, respectively, the Funds paid the following amounts pursuant to the Plan: Ancora Income Fund $68,069, $90,294 and $80,844; Ancora Equity Fund, $55,810, $58,017 and $62,767; Ancora/Thelen Small-Mid Cap Fund, $5,744 (for 2013); Ancora MicroCap Fund, $5,372, $23,323 and $21,684; and Ancora Special Opportunity Fund, $46,718, $45,500 and $49,911.  Richard A. Barone, Chairman of the Trust and shareholder of the parent company of Ancora Securities, has an indirect financial interest in the operation of the Plan.

The Trustees believe that the Plan will benefit the Funds and the holders of shares of the Funds. Among these benefits are: (1) reductions in the per share expenses of the Fund as a result of increased assets in the Fund; (2) reductions in the cost of executing portfolio transactions and the possible ability of the Advisor in some cases to negotiate lower purchase prices for securities, due to the potentially larger blocks of securities which may be traded by the Fund as its net assets increase in size; and (3) a more predictable flow of cash which may provide investment flexibility in seeking the Funds’ investment objectives and may better enable each of the Funds to meet redemption demands without liquidating portfolio securities at inopportune times.

Other Service Providers

The Funds have entered into an Administration Agreement with The Ancora Group Inc., an affiliate of the Advisor.  Pursuant to this Agreement, each of the Funds pays an administration fee equal to 0.10% of average net assets of such Fund monthly.  Under the Administration Agreement, The Ancora Group Inc. assists in maintaining office facilities, furnishing clerical services, preparing and filing documents with the Securities Exchange Commission, coordinates the filing of tax returns, assists with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitors the Funds’ expense accruals and pays all expenses, monitors the Funds’ Subchapter M status, maintains the Funds’ fidelity bond, monitors each Fund’s compliance with such Fund’s policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assists in the Funds’ operations.  For 2013, the Funds paid the following amounts to The Ancora Group Inc.: Ancora Income Fund, $23,871; Ancora Equity Fund, $10,190; Ancora/Thelen Small-Mid Cap Fund, $30,131; Ancora MicroCap Fund, $9,999 and Ancora Special Opportunity Fund, $9,448. For 2012 and 2011, respectively, the Funds paid the following amounts to Ancora Capital Inc. (n/k/a Arch Eagle Group Inc.), the prior administrator, under a predecessor to this Agreement: Ancora Income Fund, $22,099 and $19,681; Ancora Equity Fund, $9,484 and $10,207; Ancora MicroCap Fund, $7,265 and $6,528 and Ancora Special Opportunity Fund, $7,974 and $8,807.

The Funds have entered into an Agreement with Mutual Shareholder Services, LLC (the “Transfer Agent”), located at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio  44147.  The Transfer Agent has agreed to act as the Funds’ transfer, redemption and dividend disbursing agent.  For its transfer agency services, the Transfer Agent is paid fees based upon the number of transactions, with a minimum monthly fee of $775 per month.  The Funds also retain the Transfer Agent to act as the Funds’ fund accountant.  An affiliate of the Transfer Agent also receives $540 per month, per Fund, in accounting software fees.

For its services as fund accountant, Mutual Shareholder Services, LLC receives the following annual fees in respect of each Fund:  $21,000 if the value of the Fund is under $25,000,000 (subject to discount if the value of the Fund is under $10,000,000); $30,500 if the value of the Fund is between $25,000,000 and $50,000,000; $36,250 if the value of the Fund is between $50,000,000 and $75,000,000; $42,000 if the value of the Fund is between $75,000,000 and $100,000,000; $47,750 if the value of the Fund is between $100,000,000 and $125,000,000; $53,500 if the value of the Fund is between $125,000,000 and $150,000,000; and $59,250 if the value of the Fund is in excess of $150,000,000.

U.S. Bank N.A., 425 Walnut Street, M.L. CN-WN-06TC, Cincinnati, Ohio 45202, serves as each Fund’s custodian. As custodian, U.S. Bank maintains custody of each of the Funds’ cash and portfolio securities.

Cohen Fund Audit Services, Ltd., independent registered public accountants, located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, has been selected as the Independent Registered Public Accounting Firm for the Funds. In such capacity, Cohen Fund Audit Services, Ltd. periodically reviews the accounting and financial records of each of the Funds and examines each of the Funds’ financial statements.

PORTFOLIO MANAGERS

Other Accounts Managed

Richard A. Barone is the portfolio manager of the Ancora Income Fund, Ancora Equity Fund and Ancora Special Opportunity Fund and is responsible for the day-to-day management of such Funds.  As of December 31, 2013, Mr. Barone was primarily responsible for the day-to-day management of the portfolios of the following accounts other than the Funds:

	Number of Accounts	Total Assets Managed
Registered investment companies	0	$0
Other pooled investment vehicles	0	$0
Other accounts	28*	$47,990,337*

* None of these accounts has fees based on performance.  Fees on all accounts are based on a percentage of assets under management.

Denis J. Amato is the portfolio manager of Ancora MicroCap and is responsible for the day-to-day management of such Fund.  As of December 31, 2013, Mr. Amato was primarily responsible for the day-to-day management of the portfolios of the following accounts other than the Funds:

	Number of Accounts	Total Assets Managed
Registered investment companies	0	$0
Other pooled investment vehicles	0	$0
Other accounts	75*	$114,101,806*

* None of these accounts has fees based on performance.  Fees on all accounts are based on a percentage of assets under management.

Dan Thelen is the portfolio manager of Ancora/Thelen Small-Mid Cap Fund and is responsible for the day-to-day management of such Fund.  As of December 31, 2013, Mr. Thelen was primarily responsible for the day-to-day management of the following accounts other than such Fund:

	Number of Accounts	Total Assets Managed
Registered investment companies	0	$0
Other pooled investment vehicles	0	$0
Other accounts	31*	$68,856,010*

* None of these accounts has fees based on performance.  Fees on all accounts are based on a percentage of assets under management.

Conflicts of interest may arise in connection with the Portfolio Manager’s management of investments of the Fund and of other accounts managed by the Portfolio Manager.  Specifically, conflicts of interest may arise in connection with the allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.  If such conflict of interest occurs, the Advisor’s policy is that the Fund has priority over such other accounts.

Compensation

Each of Richard A. Barone, Denis Amato and Dan Thelen is paid an overall compensation amount for all services he performs for the Advisor; none of them receives any specific compensation for acting as a portfolio manager for the Funds.

Ownership of Shares

As of December 31, 2013, Richard A. Barone beneficially owned shares of (i) Ancora Income Fund having a dollar value between $50,001 and $100,000, and (ii) Ancora Special Opportunity Fund having a dollar value of over $1,000,000.  As of December 31, 2013, Denis Amato beneficially owned shares of (i) Ancora Income Fund having a dollar value between $100,001 and $500,000, (ii) Ancora Equity Fund having a dollar value between $10,001 and $50,000, and (iii) Ancora Microcap Fund having a dollar value between $100,001 and $500,000.  As of December 31, 2013, Dan Thelen beneficially owned shares of Ancora/Thelen Small-Mid Cap Fund having a dollar value between $100,001 and $500,000.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

Generally, the Funds disclose their portfolio holdings only (i) in annual and semi-annual reports to shareholders, (ii) in Form N-Q filings made within 60 days after the end of the first and third fiscal quarters with the Securities and Exchange Commission and (iii) on the Funds' internet site www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter.  Such portfolio holdings information may then be disclosed to any person no earlier than one day after the day on which the information is posted on Ancora Funds' internet site.

In addition to portfolio holdings disclosure made to the public, Richard A. Barone, Chairman of the Funds, or designated executive officers of the Funds authorize the disclosure of portfolio holdings information prior to the date of public disclosure to affiliates of the fund and to third party service providers who require the portfolio holdings information for legitimate business and fund oversight purposes.  The Funds have ongoing relationships with the following service providers to provide portfolio holdings information as frequent as on a daily basis:  the Funds' distributor, accounting and transfer agent, custodian, legal counsel, EDGAR filing service, independent public accounting firm, and printer.  Also, on occasion the Funds disclose one or more individual holdings to pricing or valuation services for assistance in considering the valuation of the relevant holdings.

The Funds do not believe that disclosure of portfolio holdings information as described in the preceding paragraph creates any conflict between the interests of Fund shareholders and the interests of the Advisor (or its affiliates).  Any potential conflicts of interest which do arise will be resolved by the Board of Trustees in the best interests of Fund shareholders.  The entities to whom each Fund provides portfolio holdings information, either by explicit agreement or by virtue of their respective duties to each Fund, are required to maintain the confidentiality of the information disclosed and refrain from trading on such information.  Neither the Funds nor the Advisor (or its affiliates) receives any compensation in connection with any disclosure of portfolio holdings information.

These policies and procedures will be reviewed by the Board of Trustees on an annual basis, for adequacy and effectiveness, in connection with the Funds' compliance program under Rule 38a-1 under the Investment Company Act.  In addition, the Chairman will make a quarterly report to the Board of Trustees regarding compliance with these policies and procedures.

BROKERAGE ALLOCATION

Decisions to buy and sell securities for the Funds are made by the Advisor subject to the overall supervision and review by the Funds’ Trustees. Portfolio security transactions for the Funds are effected by or under the supervision of the Advisor.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or markup. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s markup or markdown. In executing portfolio transactions and selecting brokers and dealers, it is the Funds’ policy to seek the best overall terms available.

The Funds’ Board of Trustees periodically reviews the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, the Funds may be the primary beneficiaries of services received as a result of portfolio transactions effected for other accounts. The Advisor’s fee under the Management Agreement is not reduced by reason of the Advisor’s receiving such brokerage and research services.

Under the Act, with respect to transactions effected on a securities exchange, a mutual fund may not pay brokerage commissions to an affiliate which exceed the usual and customary broker’s commissions. A commission is deemed as not exceeding the usual and customary broker’s commission if (i) the commission is reasonable and fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities being purchased or sold during a comparable period of time and (ii) the Board of Trustees, including a majority of the Trustees who are not interested persons of the mutual fund, have adopted procedures reasonably designed to provide that such commission is consistent with the above-described standard, review these procedures annually for their continuing appropriateness and determine quarterly that all commissions paid during the preceding quarter were in compliance with these procedures.

The Funds’ Board of Trustees has determined that any portfolio transaction for any of the Funds may be effected through Ancora Securities, if, in the Advisor’s judgment, the use of Ancora Securities is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Ancora Securities charges the Fund a commission rate consistent with those charged by Ancora Securities to comparable unaffiliated customers in similar transactions. Each quarter, the Trustees review a report comparing the commissions charged the Fund by Ancora Securities to industry norms for similar sized transactions.  Based upon such review, the Board of Trustees determines on a quarterly basis whether the commissions charged by Ancora Securities meet the requirements of the Act. Ancora Securities will not participate in commissions from brokerage given by the Fund to other brokers or dealers. Over-the-counter purchases and sales are transacted through brokers and dealers with principal market makers.  During 2013, 2012 and 2011, respectively, the aggregate amounts of brokerage commissions paid by each Fund were: Ancora Income Fund, $61,006, $44,326 and $27,487; Ancora Equity Fund, $5,807, $5,584 and $10,185; Ancora/Thelen Small-Mid Cap Fund, $56,814 (for 2013); Ancora MicroCap Fund, $12,069, $8,695 and $5,869 and Ancora Special Opportunity Fund, $36,839, $34,034 and $29,208. During 2013, 2012 and 2011, respectively, the aggregate amounts of brokerage commissions paid by each Fund to Ancora Securities were: Ancora Income Fund, $61,006, $44,326 and $27,487; Ancora Equity Fund, $5,807, $5,584 and $10,185; Ancora/Thelen Small-Mid Cap Fund, $53,270 (for 2013); Ancora MicroCap Fund, $10,434, $8,076 and $5,869 and Ancora Special Opportunity Fund, $36,839, $34,034 and $29,208. During 2013, Ancora Securities received the following percentages of the aggregate amounts of brokerage commissions paid by each Fund: Ancora Income Fund, 100%; Ancora Equity Fund, 100%; Ancora/Thelen Small-Mid Cap Fund, 93.76%; Ancora MicroCap Fund, 86.45% and Ancora Special Opportunity Fund, 100%. During 2013, Ancora Securities effected the following percentages of each Fund’s aggregate dollar amount of transactions involving the payment of commissions: Ancora Income Fund, 100%; Ancora Equity Fund, 100%; Ancora/Thelen Small-Mid Cap Fund, 97.28%; Ancora MicroCap Fund, 87.08% and Ancora Special Opportunity Fund, 100%. Richard A. Barone, Chairman of the Trust and shareholder of the parent company of Ancora Securities, Inc., has an indirect interest in Ancora Securities, Inc.

Even though investment decisions for the Funds are made independently from those of the other accounts managed by the Advisor, investments of the kind made by the Funds may also be made by those other accounts. When the Funds and one or more accounts managed by the Advisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained for or disposed of by the Funds.

CAPITAL STOCK AND OTHER SECURITIES

The Declaration of Trust provides for an unlimited number of authorized shares of beneficial interest representing interests in separate series of securities, and it permits the Trust to offer classes of each such series. Shares of each of the Funds are divided into Class C shares, Class I shares and Class S shares. Each share of a Fund represents an equal proportionate interest in such Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared at the discretion of the Trustees.

Shareholders are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by class on all matters except that (i) shares shall be voted by individual class when required by the 1940 Act or when the Trustees have determined that the matter affects only the interests of a particular class, and (ii) only the holders of Investor Shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class. Whenever the approval of a majority of the outstanding shares of a Fund is required in connection with shareholder approval of an investment advisory contract, changes in the investment objective and policies or the investment restrictions, or approval of a distribution expense plan, a “majority” shall mean the vote of (i) 67% or more of the shares of such Fund present at a meeting, if the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such Fund, whichever is less.

Upon issuance and sale in accordance with the terms of the Prospectus, each share will be fully paid and non-assessable. Shares of the Fund have no preemptive, subscription or conversion rights. The Declaration of Trust also provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every agreement, obligation or instrument entered into or executed by the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

PURCHASE, REDEMPTION AND PRICING OF SHARES

The information pertaining to the purchase and redemption of the Fund’s shares appearing in the Prospectus under the captions “Purchasing Your Shares” and “Selling (Redeeming) Your Shares” is hereby incorporated by reference.

The price paid for shares of a certain class of a Fund is the net asset value per share of such class next determined after receipt by the Transfer Agent of properly identified purchase funds, except that the price for shares purchased by telephone is the net asset value per share next determined after receipt of telephone instructions. Net asset value per share is computed for each class of a Fund as of the close of business (currently 4:00 P.M., New York time) each day the New York Stock Exchange is open for trading.

For purposes of pricing sales and redemptions, net asset value per share of a class of a Fund is calculated by determining the value of the class’s proportional interest in the assets of such Fund, less (i) such class’s proportional share of general liabilities and (ii) the liabilities allocable only to such class; and dividing such amount by the number of shares of such class outstanding.

Each of the Funds offers Class C shares, Class I shares and Class S shares.  No class has a front-end sales charge. Class I shares were previously named Class D shares.

Class C Shares

Class C shares are subject to distribution (12b-1) and shareholder servicing fees.  See “Distribution Plan” above.

Class I Shares

Class I shares are available for purchase by clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services. Such clients may include individuals, corporations, endowments and foundations.

Class I shares are also available for purchase by family offices and their clients. A family office is a company that provides certain financial and other services to a high net worth family or families.

Class I shares also are available for purchase by the following categories of investors:

•

employer-sponsored retirement plans, except SEPs, SAR-SEPs, SIMPLE IRAs and KEOGH plans;

•

bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

•

advisory accounts of the Advisor and its affiliates, including other Ancora Funds whose investment policies permit investments in other investment companies;

•

current and former trustees of any Ancora Fund, and their immediate family members (“immediate family member” are defined as spouses or domestic partners, parents, children, grandparents, grandchildren, parents-in-law, sons-in-law and daughters-in-law, siblings, a sibling’s spouse and spouse’s siblings);

•

officers, directors and former directors of The Ancora Group Inc. and its affiliates, and their immediate family members;

•

full-time and retired employees of The Ancora Group Inc. and its affiliates, and their immediate family members; and

•

any person who, for at least the last 90 days, has been an officer, director or employee of any financial intermediary, and their immediate family members.

Any shares purchased by investors falling within any of the last four categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by a Fund.

Holders of Class I shares may purchase additional Class I shares using dividends and capital gains distributions on their shares.

Class C shares are subject to an annual service fee to compensate financial intermediaries for providing you with ongoing account services. Class I shares are not subject to a distribution or service fee and, consequently, holders of Class I shares may not receive the same types or levels of services from financial intermediaries. In choosing between Class C shares and Class I shares, you should weigh the benefits of the services to be provided by financial intermediaries against the annual service fee imposed upon the Class C shares.

Class S Shares

The ordinary minimum investment amount for Class S shares is $1,500,000. However, Class S shares of each Fund may be purchased by investors who do not meet the $1,500,000 minimum investment amount if such investors participate in certain financial intermediary platforms, including but not limited to mutual fund wrap fee programs, bank trust platforms, retirement platforms, asset allocation platforms, managed account programs, and other discretionary or nondiscretionary fee-based investment advisory programs, each of which has committed to aggregate investments in such fund in excess of $100,000,000 (or such lesser amount permitted by the Trust with respect to such platform).

Class C shares are subject to an annual service fee to compensate financial intermediaries for providing you with ongoing account services. Class S shares are not subject to a distribution or service fee and, consequently, holders of Class S shares may not receive the same types or levels of services from financial intermediaries. In choosing between Class C shares and Class S shares, you should weigh the benefits of the services to be provided by financial intermediaries against the annual service fee imposed upon the Class C shares.

TAXATION

The Trust intends to qualify each year as a “regulated investment company” under the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification as a regulated investment company will result in the Trust paying no taxes on net income and net realized capital gains distributed to shareholders. If these requirements are not met, the Trust will not receive special tax treatment and will pay federal income tax, thus reducing the total return of each of the Funds.

Statements as to the tax status of each shareholder’s dividends and distributions will be mailed annually by the Funds’ transfer agent. Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state or local taxes.

DISTRIBUTOR

Shares of the Funds are offered continuously on a best-efforts basis by the Distributor, Ancora Securities, Inc., a wholly owned subsidiary of Arch Eagle Group Inc. (f/k/a Ancora Capital Inc.), 2000 Auburn Drive, Suite 300, Cleveland, Ohio 44122.  Pursuant to the Distribution Agreement between the Funds and the Distributor, the Distributor has agreed to hold itself available to receive orders, satisfactory to the Distributor, for the purchase of shares of the Funds, to accept such orders on behalf of the Funds as of the time of receipt of such orders and to transmit such orders to the Funds’ Transfer Agent as promptly as practicable.

The Distribution Agreement provides that the Distributor shall arrange to sell the Funds’ Shares as agent for the Funds and may enter into agreements with registered broker-dealers as it may select to arrange for the sale of such shares. The Distributor is not obligated to sell any certain number of shares.

PERFORMANCE

From time to time, the Funds may advertise performance data represented by a cumulative total return or an average annual total return. Total returns are based on the overall or percentage change in value of a hypothetical investment in a Fund and assume all of such Fund’s dividends and capital gain distributions are reinvested. A cumulative total return reflects a Fund’s performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund’s performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund’s returns, it should be recognized that they are not the same as actual year-by-year results.

Performance may be compared to well-known indices such as the Dow Jones Industrial Average or alternative investments such as Treasury Bills. Also, the Funds may include published editorial comments compiled by independent organizations such as Lipper Analytical Services or Morningstar, Inc. All performance information is historical in nature and is not intended to represent or guarantee future results. The value of Fund shares when redeemed may be more or less than their original cost.

FINANCIAL STATEMENTS

The financial statements in the December 31, 2013 Annual Report of the Funds are incorporated in this Statement of Additional Information by reference.  The financial statements in the Annual Report have been audited by Cohen Fund Audit Services, Ltd., Independent Registered Public Accounting Firm, whose report thereon appears in the Annual Report.  You can obtain additional copies of the Annual Report at no charge by writing or telephoning the Fund at the address or number on the front page of this Statement of Additional Information or by visiting the Funds’ internet site at www.ancorafunds.com.

APPENDIX A

PROXY VOTING POLICY

Ancora Funds

The Ancora Family of Funds (“Ancora”) considers proxies assets of our Clients that must be voted with diligence, care, and loyalty. Ancora will vote each proxy in accordance with its fiduciary duty to its Clients. Ancora will generally seek to vote proxies in a way that maximizes the value of Clients’ assets.

Ancora has retained ISS Governance Services to provide a proxy voting system for casting votes, reporting (i.e., the Mutual Funds’ Form N-PX filings), and for the retention of proxy statements and votes cast. The Company will generally utilize ISS’s voting guidelines and recommendations when casting votes. However, Ancora may also override such guidelines and recommendations on a case by case basis if it believes the change to be in its Clients’ best interests.

If Ancora detects a material conflict of interest in connection with a proxy solicitation, the Company will abide by the following procedures:

•

A Portfolio Manager will describe the proxy vote under consideration and identify the perceived conflict of interest. The Portfolio Manager will also propose the course of action that the Portfolio Manager believes is in Clients’ best interests. The Portfolio Manager will inform the Fund’s CCO why the Portfolio Manager believes that this course of action is most appropriate.

•

The CCO will review any documentation associated with the proxy vote and evaluate the Portfolio Manager’s proposal. The CCO may wish to consider, among other things:

o

A vote’s likely short-term and long-term impact on the Issuer;

o

Whether the Issuer has responded to the subject of the proxy vote in some other manner;

o

Whether the issues raised by the proxy vote would be better handled by some other action by the government or the Issuer;

o

Whether implementation of the proxy proposal appears likely to achieve the proposal’s stated objectives; and

o

Whether the Portfolio Manager’s proposal appears consistent with Clients’ best interests.

•

After taking a reasonable amount of time to consider the Portfolio Manager’s proposal, the CCO will make a recommendation regarding the proxy vote. Operations will record each individual’s recommendation, and will then vote the proxy accordingly. If the CCO and Portfolio Manager are unable to reach a unanimous decision regarding the proxy vote, Ancora will defer to the recommendation of ISS. Operations will retain documentation of ISS’s recommendation and will vote Clients’ proxies in accordance with that recommendation.

•

Ancora will not neglect its proxy voting responsibilities, but the Company may abstain from voting if it deems that abstaining is in its Clients’ best interests. For example, Ancora may be unable to vote securities that have been lent by the custodian. Also, proxy voting in certain countries involves “share blocking,” which limits Ancora’s ability to sell the affected security during a blocking period that can last for several weeks. Ancora believes that the potential consequences of being unable to sell a security usually outweigh the benefits of participating in a proxy vote, so Ancora generally abstains from voting when share blocking is required. Operations will prepare and maintain memoranda describing the rationale for any instance in which Ancora does not vote a Client’s proxy.

Any attempt to influence the proxy voting process by Issuers or others not identified in these policies and procedures should be promptly reported to the CCO. Similarly, any Client’s attempt to influence proxy voting with respect to other Clients’ securities should be promptly reported to the CCO.

We have adopted this voting policy which we believe is reasonably designed to ensure that we vote proxies in the best interests of each Fund and its shareholders, consistently with stated investment objectives.

We use what we believe are reasonable efforts to identify circumstances in which there is a conflict of interest in voting proxies between the interests of Fund shareholders, on the one hand, and those of the Advisor or any affiliated person of the Advisor, on the other hand.

Where there is no relevant, consistent stated investment objective, we vote proxies relating to the following substantive matters as described with respect to each matter listed below. Where a proxy proposal is presented which is not listed below, we will vote in accordance with the most similar applicable policy which is stated below, or on a case-by-case basis in the manner which we believe will maximize the client’s investment return.

Our voting policies are premised on the following principles:

· maximization of each investment’s return is the primary component of the Fund’s best interests;

· good corporate governance will help maximize investment returns;

· increasing shareholder involvement in corporate governance will help maximize investment returns;

· antitakeover defenses inhibit maximization of investment returns; and

· self-dealing by or conflicts of interest of company insiders are not in the Fund’s best interests.

ISS Voting Guidelines

Routine/Miscellaneous

Auditor Ratification

Vote for proposals to ratify auditors unless any of the following apply:

•

An auditor has a financial interest in or association with the company, and is therefore not independent;

•

There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•

Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of

•

GAAP, or material weaknesses identified in Section 404 disclosures; or

•

Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•

Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees

•

Board of Directors:

Voting on Director Nominees in Uncontested Elections

Four fundamental principles apply when determining votes on director nominees:

1. Accountability

2. Responsiveness

3. Composition

4. Independence

Generally vote for director nominees, except under the following circumstances:

1. Accountability

Vote against2 or withhold from the entire board of directors (except new nominees3, who should be considered case-by-case) for the following:

2 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

3 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

Problematic Takeover Defenses

Classified Board Structure:

1.1. The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Director Performance Evaluation:

1.2. The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and operational metrics. Problematic provisions include but are not limited to:

•

A classified board structure;

•

A supermajority vote requirement;

•

Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

•

The inability of shareholders to call special meetings;

•

The inability of shareholders to act by written consent;

•

A dual-class capital structure; and/or

•

A non–shareholder-approved poison pill.

Poison Pills:

1.3. The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote against or withhold from nominees every year until this feature is removed;

1.4. The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote against or withhold votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or

1.5. The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote case-by-case on all nominees if:

1.6. The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•

The date of the pill‘s adoption relative to the date of the next meeting of shareholders—i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•

The issuer’s rationale;

•

The issuer’s governance structure and practices; and

•

The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practices

Generally vote against or withhold from the members of the Audit Committee if:

1.7. The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.8. The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.9. There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the Audit Committee, and potentially the full board, if:

1.10. Poor accounting practices are identified that rise to a level of serious concern, such as: fraud, misapplication of GAA; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee, and potentially the full board, if:

1.11. There is a significant misalignment between CEO pay and company performance (pay for performance);

1.12. The company maintains significant problematic pay practices;

1.13. The board exhibits a significant level of poor communication and responsiveness to shareholders;

1.14. The company fails to submit one-time transfers of stock options to a shareholder vote; or

1.15. The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.16. The company's previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

•

The company's response, including:

o

Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

o

Specific actions taken to address the issues that contributed to the low level of support;

o

Other recent compensation actions taken by the company;

•

Whether the issues raised are recurring or isolated;

•

The company's ownership structure; and

•

Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Governance Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

1.17. Material failures of governance, stewardship, risk oversight4, or fiduciary responsibilities at the company;

4 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

1.18. Failure to replace management as appropriate; or

1.19. Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2. Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors, as appropriate, if:

2.1. The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:

•

Disclosed outreach efforts by the board to shareholders in the wake of the vote;

•

Rationale provided in the proxy statement for the level of implementation;

•

The subject matter of the proposal;

•

The level of support for and opposition to the resolution in past meetings;

•

Actions taken by the board in response to the majority vote and its engagement with shareholders;

•

The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

•

Other factors as appropriate.

2.2. The board failed to act on takeover offers where the majority of shares are tendered;

2.3. At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

2.4. The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or

2.5. The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

•

The board's rationale for selecting a frequency that is different from the frequency that received a plurality;

•

The company's ownership structure and vote results;

•

ISS' analysis of whether there are compensation concerns or a history of problematic compensation practices; and

•

The previous year's support level on the company's say-on-pay proposal.

3. Composition

Attendance at Board and Committee Meetings:

3.1. Generally vote against or withhold from directors (except new nominees, who should be considered case-by-case5) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

5 For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.

•

Medical issues/illness;

•

Family emergencies; and

•

Missing only one meeting (when the total of all meetings is three or fewer).

3.2. If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors:

Vote against or withhold from individual directors who:

3.3. Sit on more than six public company boards; or

3.4. Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards6.

6 Although all of a CEO’s subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote from the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but will do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

4. Independence

Vote against or withhold from Inside Directors and Affiliated Outside Directors when:

4.1. The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

4.2. The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

4.3. The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

4.4. Independent directors make up less than a majority of the directors.

Proxy Access

ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.

Vote case-by-case on proposals to enact proxy access, taking into account, among other factors:

•

Company-specific factors; and

•

Proposal-specific factors, including:

•

The ownership thresholds proposed in the resolution (i.e., percentage and duration);

•

The maximum proportion of directors that shareholders may nominate each year; and

•

The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

Proxy Contests—Voting for Director Nominees in Contested Elections

Vote case-by-case on the election of directors in contested elections, considering the following factors:

•

Long-term financial performance of the target company relative to its industry;

•

Management’s track record;

•

Background to the proxy contest;

•

Nominee qualifications and any compensatory arrangements;

•

Strategic plan of dissident slate and quality of critique against management;

•

Likelihood that the proposed goals and objectives can be achieved (both slates); and

•

Stock ownership positions.

When the addition of shareholder nominees to the management card (“proxy access nominees”) results in a number of nominees on the management card which exceeds the number of seats available for election, vote case-by-case considering the same factors listed above.

Shareholder Rights & Defenses

Poison Pills- Management Proposals to Ratify Poison Pill

Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•

No lower than a 20% trigger, flip-in or flip-over;

•

A term of no more than three years;

•

No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote against proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•

The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•

The value of the NOLs;

•

Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•

The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•

Any other factors that may be applicable.

Shareholder Ability to Act by Written Consent

Generally vote against management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.

Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•

Shareholders' current right to act by written consent;

•

The consent threshold;

•

The inclusion of exclusionary or prohibitive language;

•

Investor ownership structure; and

•

Shareholder support of, and management's response to, previous shareholder proposals.

Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•

An unfettered7 right for shareholders to call special meetings at a 10 percent threshold;

7 "Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

•

A majority vote standard in uncontested director elections;

•

No non-shareholder-approved pill; and

•

An annually elected board.

CAPITAL/RESTRUCTURING

Common Stock Authorization

Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•

Past Board Performance:

o

The company's use of authorized shares during the last three years

•

The Current Request:

o

Disclosure in the proxy statement of the specific purposes of the proposed increase;

o

Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

o

The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.

Dual Class Structure

Generally vote against proposals to create a new class of common stock, unless:

•

The company discloses a compelling rationale for the dual-class capital structure, such as:

•

The company's auditor has concluded that there is substantial doubt about the company's ability to continue as a going concern; or

•

The new class of shares will be transitory;

•

The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

•

The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Preferred Stock Authorization

Vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote case-by-case on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•

Past Board Performance:

o

The company's use of authorized preferred shares during the last three years

•

The Current Request:

o

Disclosure in the proxy statement of the specific purposes for the proposed increase;

o

Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

o

In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns; and

o

Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Mergers and Acquisitions

Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•

Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1. Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2. Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3. Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4. Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5. Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Management Say-on-Pay—MSOP) if:

•

There is a significant misalignment between CEO pay and company performance (pay for performance);

•

The company maintains significant problematic pay practices;

•

The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

•

There is no MSOP on the ballot, and an against vote on an MSOP is warranted due to a pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•

The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

•

The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

•

The situation is egregious.

Vote against an equity plan on the ballot if:

•

A pay for performance misalignment is found, and a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, taking into consideration:

o

Magnitude of pay misalignment;

o

Contribution of non-performance-based equity grants to overall pay; and

o

The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.

Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 index, this analysis considers the following:

1. Peer Group8 Alignment:

×

The degree of alignment between the company's annualized TSR rank and the CEO's annualized total pay rank within a peer group, each measured over a three-year period.

×

The multiple of the CEO's total pay relative to the peer group median.

8 The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group and company's selected peers' GICS industry group with size constraints, via a process designed to select peers that are closest to the subject company in terms of revenue/assets and industry and also within a market cap bucket that is reflective of the company's.

2. Absolute Alignment – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, if they are relevant to the analysis to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

•

The ratio of performance- to time-based equity awards;

•

The overall ratio of performance-based compensation;

•

The completeness of disclosure and rigor of performance goals;

•

The company's peer group benchmarking practices;

•

Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

•

Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

•

Realizable pay9 compared to grant pay; and

•

Any other factors deemed relevant.

9 ISS research reports will include realizable pay for S&P1500 companies.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•

Problematic practices related to non-performance-based compensation elements;

•

Incentives that may motivate excessive risk-taking; and

•

Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS' Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•

Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•

Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•

New or extended agreements that provide for:

o

CIC payments exceeding 3 times base salary and average/target/most recent bonus;

o

CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers);

o

CIC payments with excise tax gross-ups (including "modified" gross-ups).

Incentives that may Motivate Excessive Risk-Taking

•

Multi-year guaranteed bonuses;

•

A single or common performance metric used for short- and long-term plans;

•

Lucrative severance packages;

•

High pay opportunities relative to industry peers;

•

Disproportionate supplemental pensions; or

•

Mega annual equity grants that provide unlimited upside with no downside risk.

•

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

•

Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•

Duration of options backdating;

•

Size of restatement due to options backdating;

•

Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•

Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Board Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•

Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•

Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

o

The company's response, including:

▪

Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

▪

Specific actions taken to address the issues that contributed to the low level of support;

▪

Other recent compensation actions taken by the company;

o

Whether the issues raised are recurring or isolated;

o

The company's ownership structure; and

o

Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")

Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an against recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

•

Single- or modified-single-trigger cash severance;

•

Single-trigger acceleration of unvested equity awards;

•

Excessive cash severance (>3x base salary and bonus);

•

Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);

•

Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

•

Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

•

The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company's advisory vote on compensation (management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans

Vote case-by-case on equity-based compensation plans. Vote against the equity plan if any of the following factors apply:

•

The total cost of the company’s equity plans is unreasonable;

•

The plan expressly permits repricing;

•

A pay-for-performance misalignment is found;

•

The company’s three year burn rate exceeds the burn rate cap of its industry group;

•

The plan has a liberal change-of-control definition; or

•

The plan is a vehicle for problematic pay practices.

Social/Environmental Issues

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and, in addition, the following will also be considered:

•

If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•

If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•

Whether the proposal's request is unduly burdensome (scope or timeframe) or overly prescriptive;

•

The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Political Activities

Lobbying

Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

•

The company’s current disclosure of relevant lobbying policies, and management and board oversight;

•

The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and

•

Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

Political Contributions

Generally vote for proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities, considering:

•

The company's current disclosure of policies and oversight mechanisms related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes, including information on the types of organizations supported and the business rationale for supporting these organizations; and

•

Recent significant controversies, fines, or litigation related to the company's political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Political Ties

Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:

•

There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and

•

The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

8. Foreign Private Issuers Listed on U.S. Exchanges

Vote against (or withhold from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant ISS regional or market proxy voting guidelines.

Disclosure/Disclaimer

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the "Information") is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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